UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23410

FROST FAMILY OF FUNDS

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of Principal Executive Offices, Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-877-713-7678

Date of fiscal year end: July 31, 2022

Date of reporting period: January 31, 2022

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Frost Family of Funds
Semi Annual Report
JANUARY 31, 2022
FROST GROWTH EQUITY FUND FROST TOTAL RETURN BOND FUND FROST CREDIT FUND
FROST LOW DURATION BOND FUND FROST MUNICIPAL BOND FUND
Investment Adviser: Frost Investment Advisors, LLC

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after period end. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission’s website at http://www.sec.gov.

Sector Weightings †

† Percentages are based on total investments.

Description	Shares	Value
COMMON STOCK§ — 99.3%

Communication Services — 14.5%
Alphabet, Cl C *	6,295	$17,084,441
Alphabet, Cl A *	6,279	16,991,414
Match Group *	15,000	1,690,500
Meta Platforms, Cl A *	46,690	14,626,109
Netflix *	13,750	5,873,175
Roku, Cl A *	9,500	1,558,475
Snap, Cl A *	44,500	1,448,030

		59,272,144

Consumer Discretionary — 20.0%
Airbnb, Cl A *	15,000	2,309,550
Amazon.com *	11,271	33,716,859
Booking Holdings *	2,020	4,961,383
Chipotle Mexican Grill, Cl A *	3,150	4,679,577
Floor & Decor Holdings, Cl A *	20,000	2,174,400
Home Depot	24,590	9,024,038
Lululemon Athletica *	6,500	2,169,440
NIKE, Cl B	32,500	4,812,275
O’Reilly Automotive *	5,250	3,421,687
Starbucks	39,050	3,839,396
Tesla *	6,750	6,322,860
TJX	63,000	4,534,110

		81,965,575

Consumer Staples — 0.8%
Costco Wholesale	6,882	3,476,305

Financials — 2.7%
JPMorgan Chase	43,500	6,464,100
Moody’s	12,905	4,426,415

		10,890,515

Health Care — 10.1%
Abbott Laboratories	35,000	4,461,100
Boston Scientific *	80,500	3,453,450
Danaher	22,500	6,430,275
Edwards Lifesciences *	36,000	3,931,200
Eli Lilly and Co	28,000	6,870,920
Humana	6,500	2,551,250
Merck	20,000	1,629,600
Seagen *	20,000	2,690,200
UnitedHealth Group	12,300	5,812,611

Description	Shares	Value
Zoetis, Cl A	17,235	$3,443,380

		41,273,986

Industrials — 3.4%
Canadian Pacific Railway	55,200	3,941,280
Fortive	32,000	2,257,280
Uber Technologies *	55,000	2,057,000
Union Pacific	23,000	5,624,650

		13,880,210

Information Technology — 46.5%
Adobe *	16,800	8,976,240
Advanced Micro Devices *	43,500	4,969,875
Apple	221,084	38,641,061
Autodesk *	10,000	2,497,900
Block, Cl A *	17,500	2,140,075
Lam Research	5,000	2,949,600
Marvell Technology	129,535	9,248,799
Mastercard, Cl A	34,660	13,391,931
Microsoft	154,050	47,906,469
NVIDIA	52,000	12,732,720
PayPal Holdings *	36,770	6,322,234
QUALCOMM	31,500	5,536,440
salesforce.com *	44,135	10,267,125
ServiceNow *	12,500	7,322,250
Twilio, Cl A *	7,000	1,442,840
Visa, Cl A	56,100	12,688,137
Workday, Cl A *	12,500	3,162,625

		190,196,321

Materials — 0.9%
Sherwin-Williams	13,500	3,867,885

Real Estate — 0.4%
American Tower ‡	6,000	1,509,000

Total Common Stock (Cost $162,720,733)		406,331,941

Total Investments — 99.3% (Cost $162,720,733)		$406,331,941

Percentages are based on Net Assets of $409,327,547.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

Cl — Class

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

1

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 30.9%
U.S. Treasury Bonds
1.875%, 02/15/41	$30,000,000	$28,597,266
1.375%, 11/15/40	30,000,000	26,302,734
1.250%, 05/15/50	20,000,000	16,266,406
U.S. Treasury Inflationary Protection Securities
1.000%, 02/15/46 to 02/15/48	18,309,700	23,587,038
0.875%, 01/15/29	33,023,100	37,285,574
U.S. Treasury Notes
2.875%, 05/15/28	200,000,000	213,820,312
2.375%, 05/15/29	17,000,000	17,731,133
1.500%, 08/15/26	15,000,000	14,938,476
1.250%, 04/30/28	30,000,000	29,148,047
1.125%, 01/15/25 to 02/15/31	380,000,000	374,246,289
1.000%, 12/15/24	30,000,000	29,692,969
0.750%, 11/15/24	125,000,000	122,929,687

Total U.S. Treasury Obligations (Cost $914,905,608)		934,545,931

CORPORATE OBLIGATIONS — 18.8%

Consumer Discretionary — 4.6%
Airswift Global
8.654%, VAR ICE LIBOR USD 3 Month + 8.500%, 05/12/25 (A)	13,000,000	13,097,500
Carvana
4.875%, 09/01/29 (A)	9,000,000	8,000,010
Choice Hotels International
3.700%, 01/15/31	3,000,000	3,087,660
3.700%, 12/01/29	8,000,000	8,331,520
Expedia
3.800%, 02/15/28	5,915,000	6,139,583
Expedia Group
4.625%, 08/01/27	5,000,000	5,444,219
Ford Motor
4.346%, 12/08/26	15,033,000	15,594,182

Description	Face Amount	Value
General Motors Financial
1.200%, 10/15/24	$6,333,000	$6,190,053
Jaguar Land Rover Automotive
4.500%, 10/01/27 (A)	6,000,000	5,664,000
MajorDrive Holdings IV
6.375%, 06/01/29 (A)	18,250,000	17,337,500
Marriott International
3.500%, 10/15/32	3,000,000	3,025,956
2.850%, 04/15/31	3,000,000	2,896,287
QVC
4.750%, 02/15/27	4,000,000	3,807,840
Scientific Games International
8.625%, 07/01/25 (A)	5,750,000	6,095,000
STL Holding
7.500%, 02/15/26 (A)	12,500,000	12,937,500
TransJamaican Highway
5.750%, 10/10/36 (A)	1,459,625	1,442,109
VistaJet Malta Finance
10.500%, 06/01/24 (A)	16,799,000	18,215,156

		137,306,075

Energy — 6.2%
Apache
7.750%, 12/15/29	4,138,000	5,038,015
Intesa Sanpaolo
4.000%, 09/23/29 (A)	5,000,000	5,214,367
Marathon Oil
4.400%, 07/15/27	3,000,000	3,214,426
New England Power
2.807%, 10/06/50 (A)	5,000,000	4,338,598
Noble Finance
11.000%, 02/15/28	1,893,334	2,087,401
11.000%, 02/15/28 (A)	869,000	958,073
Petroleos Mexicanos
6.700%, 02/16/32 (A)	6,352,000	6,287,845
Reliance Industries
2.875%, 01/12/32 (A)	2,000,000	1,939,168
Seadrill New Finance
10.000%, 07/15/26 (B)	15,721,950	12,656,170
10.000%, 07/15/26 (B)	75,669,712	60,914,118
Seamex Finance Ltd.
12.000%, 08/31/24	38,961,909	38,961,909
Tiger Holdco Pte
13.000%, 06/10/23 (A)	19,312,079	19,505,200
Transocean
11.500%, 01/30/27 (A)	19,918,000	19,760,249
Transocean Sentry
5.375%, 05/15/23 (A)	4,165,794	4,019,991

		184,895,530

Financials — 2.9%
Aflac
3.600%, 04/01/30	5,000,000	5,359,204
Athene Holding
6.150%, 04/03/30	10,000,000	11,932,092
BAC Capital Trust XIV
5.630%, VAR ICE LIBOR USD 3 Month + 0.400%, 09/15/70	6,870,000	6,703,554
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month + 1.902%, 05/16/29	2,000,000	2,219,652
Capital One Financial
3.800%, 01/31/28	5,000,000	5,284,725

The accompanying notes are an integral part of the financial statements.

2

Description	Face Amount	Value
Chubb INA Holdings
1.375%, 09/15/30	$5,000,000	$4,565,149
Credit Suisse Group
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.293%, 07/24/70	10,000,000	9,687,500
Enova International
8.500%, 09/15/25 (A)	11,007,000	11,324,222
Farmers Exchange Capital
7.050%, 07/15/28 (A)	6,075,000	7,238,278
PROG Holdings
6.000%, 11/15/29 (A)	1,550,000	1,519,108
Royal Bank of Canada MTN
0.750%, 10/07/24	17,250,000	16,757,492
Wachovia
6.605%, 10/01/25	5,650,000	6,503,784

		89,094,760

Industrials — 1.3%
AerCap Ireland Capital DAC
1.750%, 10/29/24	4,000,000	3,935,947
American Airlines Group
3.750%, 03/01/25 (A)	11,465,000	10,608,908
Boeing
2.950%, 02/01/30	3,344,000	3,273,098
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	7,292,407
Equifax
3.100%, 05/15/30	3,000,000	3,010,933
FedEx
3.100%, 08/05/29	5,000,000	5,130,453
Flowserve
3.500%, 10/01/30	4,000,000	4,017,196
Leidos
2.300%, 02/15/31	3,291,000	3,028,099

		40,297,041

Information Technology — 2.6%
Amkor Technology
6.625%, 09/15/27 (A)	10,372,000	10,903,565
Avaya
6.125%, 09/15/28 (A)	4,000,000	4,090,000
Avnet
3.000%, 05/15/31	7,000,000	6,734,012
Citrix Systems
3.300%, 03/01/30	6,000,000	6,008,266
Diebold Nixdorf
9.375%, 07/15/25 (A)	500,000	525,190
8.500%, 04/15/24	18,556,000	18,416,830
Jabil
3.600%, 01/15/30	4,496,000	4,674,192
Motorola Solutions
4.600%, 05/23/29	21,435,000	23,803,958
Vericast
11.000%, 09/15/26 (A)	4,000,000	4,150,000

		79,306,013

Materials — 0.3%
Mineral Resources
8.125%, 05/01/27 (A)	8,136,000	8,687,214
Nacional del Cobre de Chile
3.150%, 01/15/51 (A)	500,000	430,058

		9,117,272

Description	Face Amount	Value
Real Estate — 0.2%
GLP Capital
3.250%, 01/15/32 ‡	$750,000	$724,485
Invitation Homes Operating Partnership
2.000%, 08/15/31 ‡	2,000,000	1,818,843
Sabra Health Care
3.200%, 12/01/31 ‡	3,920,000	3,720,258

		6,263,586

Utilities — 0.7%
Georgia Power
3.250%, 03/15/51	8,000,000	7,591,441
Pacific Gas and Electric
4.500%, 07/01/40	11,000,000	10,763,516
3.750%, 08/15/42	5,000,000	4,370,784

		22,725,741

Total Corporate Obligations (Cost $559,265,790)		569,006,018

ASSET-BACKED SECURITIES — 16.3%

Automotive — 11.4%
ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (A)	13,000,000	12,785,646
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl F
6.440%, 06/12/25 (A)	4,000,000	4,066,716
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl D
2.390%, 03/13/26 (A)	2,000,000	2,019,556
American Credit Acceptance Receivables Trust, Ser 2020-2, Cl E
7.600%, 02/16/27 (A)	13,750,000	14,653,430
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl D
2.400%, 06/15/26 (A)	6,500,000	6,559,994
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl E
3.650%, 12/14/26 (A)	4,000,000	4,052,584
Avid Automobile Receivables Trust, Ser 2019-1, Cl D
4.030%, 07/15/26 (A)	1,300,000	1,323,078
BlueMountain CLO, Ser 2021-2A, Cl A2R2
1.860%, VAR ICE LIBOR USD 3 Month + 1.700%, 08/20/32 (A)	10,000,000	9,994,960
Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl A4
2.960%, 06/19/24 (A)	5,000,000	5,071,832
CarNow Auto Receivables Trust, Ser 2021-2A, Cl C
1.690%, 03/15/27 (A)	3,330,000	3,284,230
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	4,000,000	3,929,581

The accompanying notes are an integral part of the financial statements.

3

Description	Face Amount	Value
Carvana Auto Receivables Trust, Ser 2019-1A, Cl E
5.640%, 01/15/26 (A)	$8,000,000	$8,348,694
Carvana Auto Receivables Trust, Ser 2019-3A, Cl E
4.600%, 07/15/26 (A)	5,000,000	5,117,902
Carvana Auto Receivables Trust, Ser 2019-4A, Cl E
4.700%, 10/15/26 (A)	6,000,000	6,146,164
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (A)	7,000,000	6,903,542
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (A)	6,055,000	6,250,413
CPS Auto Receivables Trust, Ser 2019-D, Cl D
2.720%, 09/15/25 (A)	3,000,000	3,024,488
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (A)	6,000,000	6,111,635
DT Auto Owner Trust, Ser 2020-1A, Cl E
3.480%, 02/16/27 (A)	4,500,000	4,569,864
DT Auto Owner Trust, Ser 2020-3A, Cl D
1.840%, 06/15/26 (A)	2,000,000	1,991,790
DT Auto Owner Trust, Ser 2021-1A, Cl E
2.380%, 01/18/28 (A)	1,000,000	976,519
DT Auto Owner Trust, Ser 2021-3A, Cl D
1.310%, 05/17/27 (A)	5,500,000	5,339,722
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl D
2.730%, 12/15/25 (A)	2,500,000	2,539,207
First Investors Auto Owner Trust, Ser 2020-1A, Cl D
3.150%, 04/15/26 (A)	4,000,000	4,067,592
First Investors Auto Owner Trust, Ser 2020-1A, Cl E
4.630%, 06/16/26 (A)	5,510,000	5,671,121
First Investors Auto Owner Trust, Ser 2020-1A, Cl F
7.070%, 06/15/27 (A)	5,300,000	5,620,511
Flagship Credit Auto Trust, Ser 2019-2, Cl D
3.530%, 05/15/25 (A)	5,190,000	5,296,736
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (A)	7,931,000	7,951,314
Flagship Credit Auto Trust, Ser 2020-2, Cl E
8.220%, 09/15/27 (A)	8,000,000	8,908,638
Foursight Capital Automobile Receivables Trust, Ser 2018-2, Cl D
4.330%, 07/15/24 (A)	4,650,000	4,707,301
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl E
3.490%, 04/15/26 (A)	1,300,000	1,319,495

Description	Face Amount	Value
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (A)	$4,230,000	$4,229,255
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (A)	3,405,404	3,357,268
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl D
3.840%, 05/15/26 (A)	6,000,000	6,097,466
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl D
3.680%, 11/16/26 (A)	5,000,000	5,060,383
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl E
3.510%, 10/15/27 (A)	650,000	653,534
Hertz Vehicle Financing, Ser 2021-1A, Cl D
3.980%, 12/26/25 (A)	10,000,000	9,875,775
Oaktree CLO, Ser 2021-3A, Cl BR
2.004%, VAR ICE LIBOR USD 3 Month + 1.750%, 10/20/34 (A)	13,500,000	13,518,293
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/28 (A)	3,000,000	2,955,033
OHA Credit Funding 7, Ser 2022-7A, Cl AR
%, VAR TSFR3M + 1.300%, 02/24/37 (A)	25,000,000	25,000,000
OHA Credit Funding 7, Ser 2022-7A, Cl ER
%, VAR TSFR3M + 6.250%, 02/24/37 (A)	2,500,000	2,500,000
Pawneee Equipment Receivables, Ser 2021-1, Cl C
2.300%, 07/15/27 (A)	4,700,000	4,603,634
Prestige Auto Receivables Trust, Ser 2019-1A, Cl C
2.700%, 10/15/24 (A)	6,095,000	6,134,417
PRET, Ser 2021-NPL5, Cl A2
4.704%, 10/25/51 (A)	7,000,000	6,935,208
PRET, Ser 2021-RN4, Cl A2
5.194%, 10/25/51 (A)(C)	6,000,000	5,953,464
Pretium Mortgage Credit Partners I, Ser 2021-NPL2, Cl A2
3.844%, 06/27/60 (A)	2,750,000	2,696,757
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl E
7.690%, 05/15/26 (A)	9,006,000	9,665,353
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl F
10.120%, 01/16/29 (A)	27,740,000	29,577,301
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/28 (A)	6,250,000	6,707,973

The accompanying notes are an integral part of the financial statements.

4

Description	Face Amount	Value
Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl E
3.280%, 03/15/27 (A)	$1,000,000	$989,953
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl C
1.330%, 09/16/24 (A)	2,000,000	1,985,699
United Auto Credit Securitization Trust, Ser 2020-1, Cl F
9.080%, 01/12/26 (A)	3,680,000	3,787,172
Venture 37 CLO, Ser 2021-37A, Cl BR
1.991%, VAR ICE LIBOR USD 3 Month + 1.750%, 07/15/32 (A)	10,000,000	9,999,970
Veros Auto Receivables Trust, Ser 2021-1, Cl C
3.640%, 08/15/28 (A)	4,320,000	4,268,498
VR Funding, Ser 2020-1A, Cl A
2.790%, 11/15/50 (A)	7,513,805	7,340,763
VR Funding, Ser 2020-1A, Cl C
6.420%, 11/15/50 (A)	4,327,500	4,296,915

		346,794,339

Credit Card — 0.1%
Master Credit Card Trust II, Ser 2020-1A, Cl C
2.590%, 09/21/24 (A)	2,000,000	2,025,260

Other Asset-Backed Securities — 4.0%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (A)	1,423,960	1,529,674
321 Henderson Receivables I, Ser 2012-1A, Cl B
7.140%, 02/15/67 (A)	586,135	706,058
321 Henderson Receivables I, Ser 2012-2A, Cl B
6.770%, 10/17/61 (A)	1,571,178	1,859,539
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl D
2.300%, 11/22/27 (A)	1,250,000	1,226,963
Audax Senior Debt CLO 6, Ser 2021-6A, Cl B
2.204%, VAR ICE LIBOR USD 3 Month + 1.950%, 10/20/33 (A)	8,000,000	7,991,968
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.544%, 03/09/44 (A)(C)	8,000,000	8,253,077
BXMT, Ser 2020-FL2, Cl A
1.064%, VAR SOFR30A + 1.014%, 02/15/38 (A)	13,000,000	12,942,995
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (A)	1,507,333	1,520,889
CF Hippolyta, Ser 2020-1, Cl A2
1.990%, 07/15/60 (A)	5,440,381	5,261,124
Diamond Resorts Owner Trust, Ser 2019-1A, Cl A
2.890%, 02/20/32 (A)	1,681,530	1,696,538
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (A)	10,082,989	9,948,532

Description	Face Amount	Value
Harley Marine Financing, Ser 2018-1A, Cl B
7.869%, 05/15/43 (A)	$6,000,000	$5,692,542
Harvest SBA Loan Trust, Ser 2018-1, Cl A
2.352%, VAR ICE LIBOR USD 1 Month + 2.250%, 08/25/44 (A)	3,436,744	3,408,170
Marlette Funding Trust, Ser 2020-1A, Cl D
3.540%, 03/15/30 (A)	1,500,000	1,523,286
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (A)	3,530,893	3,470,641
Orange Lake Timeshare Trust, Ser 2019-A, Cl C
3.610%, 04/09/38 (A)	2,037,044	2,051,255
Orange Lake Timeshare Trust, Ser 2019-A, Cl D
4.930%, 04/09/38 (A)	336,117	339,287
Pawnee Equipment Receivables Series, Ser 2019-1, Cl D
2.860%, 10/15/24 (A)	5,500,000	5,392,735
Pawnee Equipment Receivables Series, Ser 2019-1, Cl E
3.800%, 01/15/26 (A)	2,500,000	2,439,751
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (A)	9,000,000	8,915,719
Pretium Mortgage Credit Partners, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (A)	2,000,000	1,956,493
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	1,715,776	1,368,163
SFS Asset Securitization, Ser 2019-1, Cl A
4.238%, 06/10/25 (A)	11,000,000	10,978,750
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (A)	3,495,000	3,596,383
Textainer Marine Containers VIII, Ser 2020-2A, Cl B
3.340%, 09/20/45 (A)	1,747,515	1,759,313
Triton Container Finance VIII, Ser 2020-1A, Cl B
3.740%, 09/20/45 (A)	886,667	896,742
TRTX Issuer, Ser 2021-FL4, Cl C
2.503%, VAR ICE LIBOR USD 1 Month + 2.400%, 03/15/38 (A)	10,000,000	9,937,460
VOLT CIII, Ser 2021-CF1, Cl A2
3.967%, 08/25/51 (A)	3,303,000	3,317,140

		119,981,187

Student Loan — 0.8%
Brazos Student Finance, Ser 2009-1, Cl B
2.711%, VAR ICE LIBOR USD 3 Month + 2.500%, 12/27/39	5,000,000	5,067,675

The accompanying notes are an integral part of the financial statements.

5

Description	Face Amount	Value
College Ave Student Loans, Ser 2018-A, Cl A1
1.308%, VAR ICE LIBOR USD 1 Month + 1.200%, 12/26/47 (A)	$2,170,642	$2,190,005
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	1,810,637	1,827,715
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.608%, VAR ICE LIBOR USD 1 Month + 1.500%, 07/25/47 (A)	10,000,000	10,003,325
SLM Student Loan Trust, Ser 2012-7, Cl B
1.908%, VAR ICE LIBOR USD 1 Month + 1.800%, 09/25/43	5,000,000	5,025,860

		24,114,580

Total Asset-Backed Securities
(Cost $482,696,511)		492,915,366

MORTGAGE-BACKED SECURITIES — 15.8%

Agency Mortgage-Backed Obligation — 3.3%
FHLMC
3.057%, VAR ICE LIBOR USD 12 Month + 1.620%, 01/01/45	3,486,131	3,592,433
2.337%, VAR ICE LIBOR USD 12 Month + 1.650%, 06/01/43	3,141,081	3,226,576
FHLMC REMIC, Ser 2011-3898, Cl FC
0.616%, VAR LIBOR USD 1 Month + 0.510%, 11/15/36	1,413,390	1,432,410
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	740,572	80,211
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	5,815,145	6,376,072
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	2,308,110	81,302
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	294,686	924
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	3,209,804	86,301
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	1,791,999	86,553
FHLMC, Ser 2012-4116, Cl MI, IO
4.000%, 10/15/42	15,657,073	2,103,983
FHLMC, Ser 2012-4116, Cl PI, IO
4.000%, 10/15/42	5,027,553	944,001
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	5,140,108	243,867
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	10,255,983	1,111,457
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	3,395,536	167,089
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	7,684,248	933,113
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	5,766,201	381,952
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	466,200	38,459
FHLMC, Ser 2017-4662, Cl VC
3.500%, 08/15/35	143,178	143,113

Description	Face Amount	Value
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	$4,707,000	$4,851,043
FHLMC, Ser 2019-4908, Cl AS, IO
5.992%, VAR ICE LIBOR USD 1 Month + 6.100%, 01/25/45	12,370,319	2,342,306
FNMA
5.500%, 05/01/44	4,536,969	5,120,783
4.500%, 08/01/41	2,716,187	2,978,745
3.000%, 10/01/32 to 11/01/46	6,643,025	6,924,392
2.896%, VAR ICE LIBOR USD 12 Month + 1.700%, 10/01/42	1,233,184	1,284,577
2.710%, 08/01/23	252,635	256,556
2.250%, 10/30/24	10,000,000	10,243,178
1.994%, VAR ICE LIBOR USD 12 Month + 1.747%, 02/01/42	1,208,502	1,253,305
FNMA REMIC, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	9,282,591	1,298,433
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	1,385,415	231,743
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	1,082,523	169,172
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	1,936,830	350,655
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	1,278,223	165,405
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	1,902,103	289,805
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	1,204,664	49,340
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	2,857,287	2,961,768
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	212,285	995
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	4,470,956	205,522
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	4,405,872	358,967
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	5,233,782
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	1,800,181	85,422
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	1,456,546	1,465,222
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	5,472,051	571,131
FNMA, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	3,133,929	249,521
FNMA, Ser 2019-44, Cl CI, IO
4.000%, 08/25/59	7,132,468	1,390,799
FNMA, Ser 2019-44, Cl PI, IO
4.000%, 08/25/49	6,332,280	817,161
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	873,646	6,154

The accompanying notes are an integral part of the financial statements.

6

Description	Face Amount	Value
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (C)	$9,336,750	$1,466,145
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	918,901	17,710
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	3,816,798	238,848
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	2,816,809	246,123
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	4,737,503	233,948
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	14,431,566	1,692,612
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	4,350,700	192,679
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	17,158,791	3,726,922
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	1,438,524	32,590
GNMA, Ser 2019-137, Cl GI, IO
4.000%, 11/20/49	64,271,580	8,376,181
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	24,438,187	2,816,125
GNMA, Ser 2020-191, Cl CT
1.250%, 12/20/50	4,740,751	4,494,834
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	32,094,997	3,472,268

		99,192,683

Commercial Mortgage-Backed Obligation — 9.8%
280 Park Avenue Mortgage Trust, Ser 201-280P, Cl F
2.933%, VAR ICE LIBOR USD 1 Month + 2.827%, 09/15/34 (A)	12,500,000	12,280,589
510 Asset Backed Trust, Ser 2021-NPL2, Cl A2
4.090%, 06/25/61 (A)	7,000,000	6,837,289
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3
1.446%, 01/20/65 (A)(C)	3,130,514	3,087,388
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ
6.786%, 02/10/51 (C)	240,943	242,784
BANK, Ser 2018-BN10, Cl A5
3.688%, 02/15/61	10,000,000	10,700,166
BANK, Ser 2018-BN14, Cl A3
3.966%, 09/15/60	10,000,000	10,759,654
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.419%, 01/12/45 (C)	4,271,790	427,179
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (A)	8,000,000	6,164,960
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	13,000,000	10,753,058
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (A)	10,000,000	9,856,942
CAFL, Ser 2021-RTL1, Cl A1
2.239%, 03/28/29 (A)	2,000,000	1,948,863

Description	Face Amount	Value
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.040%, 06/10/48 (C)	$5,000,000	$5,051,824
Commercial Mortgage Trust, Ser 2012-CR2, Cl C
4.831%, 08/15/45 (C)	1,000,000	997,220
Commercial Mortgage Trust, Ser 2012-CR2, Cl D
4.831%, 08/15/45 (A)(C)	224,200	220,649
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
5.002%, 04/10/47 (A)(C)	9,500,000	9,408,527
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.440%, 12/10/47 (C)	4,000,000	4,043,131
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.306%, 02/10/48 (A)(C)	9,000,000	7,703,689
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.010%, 02/15/41 (A)(C)	2,795,407	111,816
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.353%, VAR ICE LIBOR USD 1 Month + 0.250%, 04/15/37	60,110	60,070
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/37	5,372	5,377
CSAIL Commercial Mortgage Trust, Ser 2019-C15, Cl A4
4.053%, 03/15/52	10,000,000	10,916,153
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/49 (A)	3,966,042	3,974,117
DROP Mortgage Trust, Ser 2021-FILE, Cl D
2.860%, VAR ICE LIBOR USD 1 Month + 2.750%, 04/15/26 (A)	15,000,000	14,981,943
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
6.003%, 11/25/52 (A)(C)	33,986,816	33,948,921
FHLMC, Ser 2021-5085, Cl IG, IO
2.500%, 03/25/51	24,090,559	3,520,587
FNMA, Ser 2020-44, Cl MI, IO
2.500%, 01/25/57	14,249,478	1,953,970
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl A
3.144%, 12/10/36 (A)	10,000,000	10,207,972
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.051%, 04/25/48 (A)(C)	5,000,000	5,183,509
FREMF Mortgage Trust, Ser 2016-K57, Cl C
3.917%, 08/25/49 (A)(C)	8,840,000	9,154,777
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%, 03/10/51 (C)	10,000,000	10,882,970
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (A)(C)	2,500,000	2,575,646

The accompanying notes are an integral part of the financial statements.

7

Description	Face Amount	Value
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.360%, 06/15/49 (C)	$4,328,000	$3,909,687
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS
5.337%, 05/15/47	2,024,859	1,904,835
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.643%, 02/15/51 (C)	1,822,800	1,674,788
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (A)(B)(C)(D)	1,000,000	—
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (A)	3,000,000	3,023,885
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.729%, 05/15/49 (C)	2,413,000	2,428,010
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (C)	86,770	63,209
PRET, Ser 2021-RN3, Cl A1
1.843%, 09/25/51 (A)	8,674,265	8,500,182
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.676%, 05/10/45 (A)(C)	9,160,000	9,207,588
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl D
4.887%, 05/10/63 (A)(C)	7,245,000	3,042,900
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
4.887%, 05/10/63 (A)(C)	15,614,806	1,311,644
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
5.047%, 08/10/49 (A)(C)	3,000,000	3,041,810
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.460%, 12/10/45 (A)(C)	13,624,000	12,376,858
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.716%, 01/15/59 (C)	5,000,000	5,097,335
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(C)	2,000,000	1,897,082
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	4,966,325
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.058%, 08/17/36 (A)(C)	5,000,000	5,407,557
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%, 03/15/51 (C)	6,000,000	6,518,602
West Town Mall Trust, Ser 2017-KNOX, Cl A
3.823%, 07/05/30 (A)	4,725,565	4,732,476

Description	Face Amount	Value
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
5.039%, 03/15/46 (C)	$3,000,000	$3,105,352
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(C)	7,310,000	6,825,868

		296,997,733

Non-Agency Residential Mortgage-Backed Obligation — 2.7%
510 Asset Backed Trust, Ser 2021-NPL1, Cl A2
3.967%, 06/25/61 (A)	20,000,000	19,625,846
Arroyo Mortgage Trust, Ser 2019-2, Cl A2
3.498%, 04/25/49 (A)(C)	3,724,452	3,700,589
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, VAR ICE LIBOR USD 1 Month + 2.250%, 02/25/37 (B)(D)	1,000,000	—
CSAIL Mortgage Trust, Ser 2018-CX11, Cl A5
4.033%, 04/15/51 (C)	10,000,000	10,785,683
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(C)	1,003,367	1,004,801
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (A)(C)	288,909	289,606
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (A)(C)	3,268,625	3,293,933
PRPM, Ser 2021-10, Cl A2
4.826%, 10/25/26 (A)	8,000,000	7,896,838
PRPM, Ser 2021-5, Cl A2
3.721%, 06/25/26 (A)	5,000,000	4,867,134
PSMC Trust, Ser 2020-2, Cl A2
3.000%, 05/25/50 (A)(C)	853,537	853,654
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (A)	5,000,000	4,957,082
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.873%, 04/25/43 (A)(C)	59,176,115	947,954
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2
3.500%, 08/25/47 (A)(C)	197,868	198,441
Sequoia Mortgage Trust, Ser 2018-CH4, Cl A2
4.000%, 10/25/48 (A)(C)	279,695	280,893
Sequoia Mortgage Trust, Ser 2019-CH1, Cl A1
4.500%, 03/25/49 (A)(C)	141,707	141,825
Toorak Mortgage, Ser 2021-1, Cl M1
5.805%, 06/25/24 (A)	15,000,000	14,876,757
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (A)	4,000,000	3,989,029
Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Cl A1
3.000%, 12/25/49 (A)(C)	3,119,677	3,134,873

The accompanying notes are an integral part of the financial statements.

8

Description	Face Amount	Value
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.915%, 06/20/44 (A)(C)	$633,778	$633,097
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (A)(C)	218,784	224,227
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (A)(C)	520,993	529,410
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (A)(C)	612,836	622,814
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (A)(C)	746,577	746,052

		83,600,538

Total Mortgage-Backed Securities (Cost $542,708,936)		479,790,954

COLLATERALIZED LOAN OBLIGATIONS — 14.8%
Apidos CLO XI, Ser 2021-11A, Cl CR3
2.241%, VAR ICE LIBOR USD 3 Month + 2.000%, 04/17/34 (A)	13,750,000	13,743,070
Apidos CLO XI, Ser 2021-11A, Cl ER3
6.811%, VAR ICE LIBOR USD 3 Month + 6.570%, 04/17/34 (A)	5,000,000	4,894,160
Apidos Funding RR Subsidiary, Ser 2018-12RR, Cl A
1.771%, VAR ICE LIBOR USD 3 Month + 1.530%, 04/15/31 (A)	3,000,000	3,024,942
Apidos XXVIII, Ser 2017-28A, Cl A2
1.654%, VAR ICE LIBOR USD 3 Month + 1.400%, 01/20/31 (A)	15,000,000	14,992,470
Battalion CLO 17, Ser 2021-17A, Cl B
1.854%, VAR ICE LIBOR USD 3 Month + 1.600%, 03/09/34 (A)	5,000,000	4,997,485
BCC Middle Market, Ser 2018-1A, Cl A1A
1.804%, VAR ICE LIBOR USD 3 Month + 1.550%, 10/20/30 (A)	21,000,000	20,893,509
Benefit Street Partners CLO III, Ser 2021-IIIA, Cl BR2
2.654%, VAR ICE LIBOR USD 3 Month + 2.400%, 07/20/29 (A)	15,000,000	14,992,425
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl A2AR
1.804%, VAR ICE LIBOR USD 3 Month + 1.550%, 01/20/32 (A)	8,750,000	8,745,599

Description	Face Amount	Value
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
6.854%, VAR ICE LIBOR USD 3 Month + 6.600%, 07/20/29 (A)	$5,000,000	$4,797,505
Benefit Street Partners VIII, Ser 2018-8A, Cl A1AR
1.354%, VAR ICE LIBOR USD 3 Month + 1.100%, 01/20/31 (A)	5,450,000	5,453,929
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
2.041%, VAR ICE LIBOR USD 3 Month + 1.800%, 04/17/31 (A)	4,500,000	4,478,503
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2
1.418%, VAR ICE LIBOR USD 3 Month + 1.180%, 01/14/32 (A)	24,855,641	24,425,664
Carlyle Global Market Strategies, Ser 2018-3A, Cl A2A2
2.088%, VAR ICE LIBOR USD 3 Month + 1.850%, 01/14/32 (A)	7,000,000	7,059,311
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A
1.318%, VAR ICE LIBOR USD 3 Month + 1.050%, 07/27/31 (A)	14,877,491	14,886,729
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A2
1.818%, VAR ICE LIBOR USD 3 Month + 1.550%, 07/27/31 (A)	9,000,000	8,986,536
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
1.381%, VAR ICE LIBOR USD 3 Month + 1.140%, 07/15/31 (A)	15,834,091	15,834,772
CIFC Funding, Ser 2018-1A, Cl A
1.241%, VAR ICE LIBOR USD 3 Month + 1.000%, 04/18/31 (A)	10,000,000	10,005,620
CIFC Funding, Ser 2018-1A, Cl C
1.991%, VAR ICE LIBOR USD 3 Month + 1.750%, 04/18/31 (A)	2,000,000	1,985,884
Dryden 68 CLO, Ser 2021-68A, Cl BR
1.941%, VAR ICE LIBOR USD 3 Month + 1.700%, 07/15/35 (A)	11,750,000	11,744,090
Galaxy XV CLO, Ser 2021-15A, Cl CRR
2.091%, VAR ICE LIBOR USD 3 Month + 1.850%, 10/15/30 (A)	4,814,000	4,811,574
Galaxy XXI, Ser 2015-21A, Cl AR
1.274%, VAR ICE LIBOR USD 3 Month + 1.020%, 04/20/31 (A)	5,000,000	5,000,120

The accompanying notes are an integral part of the financial statements.

9

Description	Face Amount	Value
GoldenTree Credit Opportunities Financing, Ser 2018-1A, Cl A1R
1.883%, VAR ICE LIBOR USD 3 Month + 1.680%, 06/15/34 (A)	$8,939,739	$8,944,781
Golub Capital Partners, Ser 2017-17A, Cl A1R
1.774%, VAR ICE LIBOR USD 3 Month + 1.650%, 10/25/30 (A)	9,000,000	9,006,138
Golub Capital Partners, Ser 2017-21A, Cl AR
1.728%, VAR ICE LIBOR USD 3 Month + 1.470%, 01/25/31 (A)	11,000,000	10,931,338
Golub Capital Partners, Ser 2017-21A, Cl CR
2.708%, VAR ICE LIBOR USD 3 Month + 2.450%, 01/25/31 (A)	2,000,000	1,998,146
Golub Capital Partners, Ser 2017-22A, Cl AR
1.434%, VAR ICE LIBOR USD 3 Month + 1.180%, 01/20/31 (A)	9,000,000	8,999,973
Golub Capital Partners, Ser 2017-23A, Cl AR
1.454%, VAR ICE LIBOR USD 3 Month + 1.200%, 01/20/31 (A)	20,000,000	20,000,040
Golub Capital Partners, Ser 2017-23A, Cl BR
1.804%, VAR ICE LIBOR USD 3 Month + 1.550%, 01/20/31 (A)	4,000,000	4,032,632
Golub Capital Partners, Ser 2017-24A, Cl AR
1.740%, VAR ICE LIBOR USD 3 Month + 1.600%, 11/05/29 (A)	9,500,000	9,506,764
Golub Capital Partners, Ser 2017-24A, Cl DR
4.040%, VAR ICE LIBOR USD 3 Month + 3.900%, 11/05/29 (A)	3,000,000	2,978,268
Golub Capital Partners, Ser 2018-26A, Cl BR
1.804%, VAR ICE LIBOR USD 3 Month + 1.550%, 04/20/31 (A)	12,000,000	11,945,868
Golub Capital Partners, Ser 2018-36A, Cl A
1.440%, VAR ICE LIBOR USD 3 Month + 1.300%, 02/05/31 (A)	11,000,000	10,978,814
Golub Capital Partners, Ser 2019-34A, Cl AR
1.840%, VAR ICE LIBOR USD 3 Month + 1.700%, 03/14/31 (A)	7,000,000	6,999,748

Description	Face Amount	Value
Golub Capital Partners, Ser 2021-19RA, Cl B1R2
1.804%, VAR ICE LIBOR USD 3 Month + 1.550%, 04/20/34 (A)	$20,000,000	$19,989,940
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
1.321%, VAR ICE LIBOR USD 3 Month + 1.080%, 07/16/31 (A)	13,000,000	13,014,651
NXT Capital CLO, Ser 2021-1A, Cl BRR
2.255%, VAR ICE LIBOR USD 3 Month + 2.000%, 07/20/33 (A)	9,000,000	8,995,464
NXT Capital, Ser 2020-1A, Cl B
2.654%, VAR ICE LIBOR USD 3 Month + 2.400%, 01/20/31 (A)	2,250,000	2,248,864
Oak Hill Credit Partners X-R, Ser 2021-10RA, Cl BR
1.804%, VAR ICE LIBOR USD 3 Month + 1.550%, 04/20/34 (A)	8,000,000	7,980,344
Oak Hill Credit Partners X-R, Ser 2021-10RA, Cl CR
2.254%, VAR ICE LIBOR USD 3 Month + 2.000%, 04/20/34 (A)	5,100,000	5,111,628
OHA Credit Funding 7, Ser 2020-7A, Cl A
1.498%, VAR ICE LIBOR USD 3 Month + 1.250%, 10/19/32 (A)	17,000,000	17,013,991
OHA Credit Funding 7, Ser 2020-7A, Cl E
7.498%, VAR ICE LIBOR USD 3 Month + 7.250%, 10/19/32 (A)	2,500,000	2,495,462
OZLM Funding IV, Ser 2017-4A, Cl A2R
1.959%, VAR ICE LIBOR USD 3 Month + 1.700%, 10/22/30 (A)	5,000,000	4,995,470
Thayer Park CLO, Ser 2021-1A, Cl A2AR
1.654%, VAR ICE LIBOR USD 3 Month + 1.400%, 04/20/34 (A)	9,250,000	9,245,356
Thayer Park CLO, Ser 2021-1A, Cl BR
2.054%, VAR ICE LIBOR USD 3 Month + 1.800%, 04/20/34 (A)	9,500,000	9,495,222
Venture XIX, Ser 2018-19A, Cl ARR
1.501%, VAR ICE LIBOR USD 3 Month + 1.260%, 01/15/32 (A)	19,250,000	19,294,506
Zais, Ser 2017-1A, Cl A2
1.741%, VAR ICE LIBOR USD 3 Month + 1.500%, 07/15/29 (A)	11,250,000	11,118,488

The accompanying notes are an integral part of the financial statements.

10

Description	Face Amount	Value
Zais, Ser 2018-1A, Cl B
1.691%, VAR ICE LIBOR USD 3 Month + 1.450%, 04/15/29 (A)	$5,000,000	$4,966,665

Total Collateralized Loan Obligations (Cost $448,536,733)		448,042,458

MUNICIPAL BONDS — 1.7%
Dallas County Schools, Taxable Public Property Finance, GO (D)
3.450%, 06/01/22	339,678	337,979
3.200%, 06/01/21	333,260	331,594
Dallas County, Schools Tax, GO (D)
4.000%, 06/01/19	343,423	341,706
3.000%, 06/01/19	195,813	194,834
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	7,105,785	6,555,087
Mission, Economic Development, RB (D)
8.550%, 12/01/21(B)	2,125,000	21,250
Mission, Economic Development, RB(D) Callable 03/07/22 @ 200
10.875%, 12/01/28(B)	3,315,000	33,150
9.750%, 12/01/25(B)	3,045,000	30,450
North Texas Tollway Authority, RB
8.410%, 02/01/30	2,005,000	2,567,873
Northwest Independent School District, Ser A, GO, PSF-GTD Callable 02/15/30 @ 200
1.776%, 02/15/31	2,000,000	1,936,692
1.836%, 02/15/32	1,890,000	1,825,777
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB, CITY APPROP ST AID WITHHLDG Callable 03/07/22 @ 100
8.000%, 05/15/29	5,000,000	5,015,460
San Juan, Higher Education Finance Authority, RB Callable 03/07/22 @ 100
8.250%, 08/15/29	4,400,000	4,416,190
State of Illinois, Ser A, GO
3.140%, 10/01/24	14,460,000	14,808,182
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	1,900,000	2,212,361
Texas State, Transportation Commission State Highway Fund, RB
4.000%, 10/01/33	3,000,000	3,497,369
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	4,654,968
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,976,847

Total Municipal Bonds (Cost $58,797,125)		52,757,769

Description	Face Amount	Value
SOVEREIGN DEBT — 1.3%
Argentine Republic Government International Bond
1.125%, 07/09/35 (E)	$8,925,940	$2,753,742
1.000%, 07/09/29	717,588	253,021
0.500%, 07/09/30 (E)	5,141,000	1,735,139
Colombia Government International Bond
3.250%, 04/22/32	5,000,000	4,250,000
El Salvador Government International Bond
7.750%, 01/24/23	2,000,000	1,560,020
Mexico Government International Bond
4.280%, 08/14/41	3,000,000	2,937,870
Oman Government International Bond
6.500%, 03/08/47 (A)	15,000,000	14,253,000
Provincia de Buenos Aires
3.900%, 09/01/37 (A)(E)	333,959	141,936
Suriname Government International Bond
12.875%, 12/30/23	8,000,000	6,000,000
Ukraine Government International Bond
7.750%, 09/01/22	5,000,000	4,789,350

Total Sovereign Debt (Cost $43,085,975)		38,674,078

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FAMC
1.820%, 08/19/31	5,000,000	4,841,015
FFCB
2.920%, 04/29/26	5,635,000	5,666,991
2.070%, 12/21/40	5,000,000	4,648,194
1.940%, 06/30/31	5,000,000	4,897,863
FHLB
2.625%, 12/08/36	1,000,000	988,296
2.375%, 01/14/37	3,000,000	2,959,884
2.150%, 09/23/36	1,500,000	1,452,081

Total U.S. Government Agency Obligations (Cost $26,135,000)		25,454,324

	Number of Warrants
WARRANTS — 0.2%

United States — 0.2%
Noble Corp, Expires 05/02/28	269,009	3,228,108
Noble Corp, Expires 05/02/28	269,009	2,723,716

Total Warrants (Cost $5,380)		5,951,824

	Shares
COMMON STOCK — 0.1%
Noble Corp*	64,980	1,689,480
Seadrill Ltd.*	39,323	5,898
Seadrill New Finance Ltd.*	206,695	29,701

Total Common Stock (Cost $824,060)		1,725,079

Total Investments — 100.7% (Cost $3,076,961,118)		$3,048,863,801

The accompanying notes are an integral part of the financial statements.

11

Percentages are based on Net Assets of $3,027,512,393.

*	Non-income producing security.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2022 was $1,430,131,394 and represents 47.2% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(D)	Security in default on interest payments.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2022. The coupon on a step bond changes on a specific date.
‡	Real Estate Investment Trust

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only -face amount represents notional amount

MTN — Medium Term Note

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

The following is a list of the level of inputs used as of January 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$873,673,319	$60,872,612	$—	$934,545,931
Corporate Obligations	—	495,435,730	73,570,288	569,006,018
Asset-Backed
Securities	—	492,915,366	—	492,915,366
Mortgage-Backed
Securities	—	479,790,954	—	479,790,954
Collateralized Loan
Obligations	—	448,042,458	—	448,042,458
Municipal Bonds	—	52,672,919	84,850	52,757,769
Sovereign Debt	—	38,674,078	—	38,674,078
U.S. Government Agency Obligations	—	25,454,324	—	25,454,324
Warrants	—	5,951,824	—	5,951,824
Common Stock	35,599	1,689,480	—	1,725,079

Total Investments in Securities	$873,708,918	$2,101,499,745	$73,655,138	$3,048,863,801

(1) The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of January 31, 2022:

	Municipal Bond	Corporate Obligations	Warrants	Total

Balance as of July 31, 2021	$701,100	$—	$3,530,743	$4,231,843

Accrued discounts/premiums	—	—	—	—

Realized gain/(loss)	—	—	—	—

Change in unrealized appreciation/(depreciation)	(616,250)	—	—	(616,250)

Purchases	—	73,570,288	—	73,570,288

Sales	—	—	—	—

Net transfer into Level 3	—	—	—	—

Net transfer out of Level 3	—	—	(3,530,743)	(3,530,743)

Ending Balance as of January 31, 2022	$84,850	$73,570,288	$—	$73,655,138

For the period ended January 31, 2022, there were transfers of $3,530,743 out of Level 3 as a result of increased trading activity.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2—Significant

Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

12

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 46.0%

Communication Services — 5.7%

ANGI Group
3.875%, 08/15/28 (A)	$2,000,000	$1,830,820
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (A)	900,000	933,732
Photo Holdings Merger Sub
8.500%, 10/01/26 (A)	1,500,000	1,514,940
Sprint
7.875%, 09/15/23	1,500,000	1,620,000
T-Mobile USA
3.500%, 04/15/31 (A)	3,000,000	2,926,590
Twitter
3.875%, 12/15/27 (A)	2,000,000	1,994,910

		10,820,992

Consumer Discretionary — 20.0%
Airswift Global
8.654%, VAR ICE LIBOR USD 3 Month + 8.500%, 05/12/25 (A)	2,000,000	2,015,000
APX Group
5.750%, 07/15/29 (A)	2,000,000	1,881,180
Beazer Homes USA
7.250%, 10/15/29 (A)	1,000,000	1,067,500
Block Financial
3.875%, 08/15/30	2,000,000	2,065,360
Bloomin’ Brands
5.125%, 04/15/29 (A)	2,000,000	1,980,000
Carvana
4.875%, 09/01/29 (A)	1,000,000	888,890
Choice Hotels International
3.700%, 12/01/29	2,000,000	2,082,880
Dillard’s
7.000%, 12/01/28	500,000	571,137
Empire Resorts
7.750%, 11/01/26 (A)	2,000,000	2,005,000

Description	Face Amount	Value
Expedia
3.800%, 02/15/28	$2,000,000	$2,075,937
Ford Motor Credit
3.087%, 01/09/23	2,000,000	2,005,000
Jaguar Land Rover Automotive
4.500%, 10/01/27 (A)	2,000,000	1,888,000
MajorDrive Holdings IV
6.375%, 06/01/29 (A)	3,000,000	2,850,000
Marriott International
3.500%, 10/15/32	2,000,000	2,017,304
QVC
5.450%, 08/15/34	1,000,000	907,450
4.850%, 04/01/24	500,000	508,250
4.750%, 02/15/27	1,000,000	951,960
Rent-A-Center
6.375%, 02/15/29 (A)	1,000,000	1,027,500
Scientific Games International
8.625%, 07/01/25 (A)	2,000,000	2,120,000
STL Holding
7.500%, 02/15/26 (A)	1,500,000	1,552,500
Under Armour
3.250%, 06/15/26	2,000,000	1,967,000
VistaJet Malta Finance
10.500%, 06/01/24 (A)	2,000,000	2,168,600
Whirlpool
4.600%, 05/15/50	1,000,000	1,150,436

		37,746,884

Energy — 3.1%
Murphy Oil
6.875%, 08/15/24	222,000	224,220
5.750%, 08/15/25	2,000,000	2,030,000
Tiger Holdco Pte
13.000%, 06/10/23 (A)	2,038,037	2,058,417
Transocean
11.500%, 01/30/27 (A)	1,500,000	1,488,120

		5,800,757

Financials — 5.0%
Athene Holding
6.150%, 04/03/30	500,000	596,605
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Yr Curr + 2.248%, 05/24/28	2,500,000	2,539,419
HSBC Holdings
6.500%, 09/15/37	1,500,000	1,990,040
PROG Holdings
6.000%, 11/15/29 (A)	1,562,000	1,530,869
Springleaf Finance
5.375%, 11/15/29	500,000	507,675
UBS
5.125%, 05/15/24	1,500,000	1,587,825

The accompanying notes are an integral part of the financial statements.

13

Description	Face Amount	Value
Westpac Banking
2.894%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.350%, 02/04/30	$1,000,000	$1,002,634

		9,755,067

Industrials — 5.0%
Boeing
5.150%, 05/01/30	2,000,000	2,250,923
2.196%, 02/04/26	1,000,000	982,934
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26 (A)	2,000,000	2,024,340
Builders FirstSource
6.750%, 06/01/27 (A)	788,000	820,505
Flowserve
3.500%, 10/01/30	2,000,000	2,008,598
Masco
7.750%, 08/01/29	1,088,000	1,423,576

		9,510,876

Information Technology — 5.4%
Amkor Technology
6.625%, 09/15/27 (A)	1,000,000	1,051,250
Castle US Holding
9.500%, 02/15/28 (A)	1,000,000	1,030,000
Consensus Cloud Solutions
6.000%, 10/15/26 (A)	1,000,000	1,030,200
Diebold Nixdorf
9.375%, 07/15/25 (A)	500,000	525,190
8.500%, 04/15/24	2,000,000	1,985,000
Vericast
11.000%, 09/15/26 (A)	1,500,000	1,556,250
VeriSign
4.750%, 07/15/27	1,000,000	1,033,540
Western Digital
2.850%, 02/01/29	2,000,000	1,930,160

		10,141,590

Materials — 0.2%
Mineral Resources
8.125%, 05/01/27 (A)	420,000	448,455

Real Estate — 1.1%
GLP Capital
3.250%, 01/15/32 ‡	250,000	241,495
Sabra Health Care
3.200%, 12/01/31 ‡	2,000,000	1,898,091

		2,139,586

Utilities — 0.5%
Pacific Gas and Electric
4.500%, 07/01/40	1,000,000	978,501

Total Corporate Obligations (Cost $86,089,949)		87,342,708

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 21.7%

Automotive — 12.9%
ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (A)	$1,000,000	$983,511
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl F
4.870%, 11/13/28 (A)	2,600,000	2,599,589
Avid Automobile Receivables Trust, Ser 2019-1, Cl E
6.760%, 05/17/27 (A)	1,000,000	1,026,318
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	2,000,000	1,964,454
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	1,000,000	982,395
Carvana Auto Receivables Trust, Ser 2019-1A, Cl E
5.640%, 01/15/26 (A)	1,584,000	1,653,041
Carvana Auto Receivables Trust, Ser 2019-4A, Cl E
4.700%, 10/15/26 (A)	1,000,000	1,024,361
Carvana Auto Receivables Trust, Ser 2021-N2, Cl E
2.900%, 03/10/28 (A)	2,000,000	1,946,511
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (A)	1,590,000	1,568,090
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (A)	500,000	516,137
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (A)	2,000,000	2,037,212
Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.810%, 05/15/24	187,500	188,043
DT Auto Owner Trust, Ser 2019-4A, Cl E
3.930%, 10/15/26 (A)	2,000,000	2,051,686
DT Auto Owner Trust, Ser 2020-3A, Cl E
3.620%, 10/15/27 (A)	1,500,000	1,522,756
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (A)	1,000,000	999,824
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl E
4.430%, 10/16/28 (A)	1,500,000	1,513,059
PRET, Ser 2021-RN4, Cl A2
5.194%, 10/25/51 (A)(B)	1,850,000	1,835,651

		24,412,638

Credit Card — 0.5%
Mission Lane Credit Card Master Trust, Ser 2021-A, Cl B
2.240%, 09/15/26 (A)	1,000,000	990,213

The accompanying notes are an integral part of the financial statements.

14

Description	Face Amount	Value
Other Asset-Backed Securities — 8.3%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl E
5.020%, 12/20/28 (A)	$1,348,000	$1,346,666
Audax Senior Debt CLO 6, Ser 2021-6A, Cl B
2.204%, VAR ICE LIBOR USD 3 Month + 1.950%, 10/20/33 (A)	1,000,000	998,996
BXMT, Ser 2020-FL2, Cl A
1.064%, VAR SOFR30A + 1.014%, 02/15/38 (A)	1,000,000	995,615
Cold Storage Trust, Ser 2020-ICE5, Cl E
2.872%, VAR ICE LIBOR USD 1 Month + 2.766%, 11/15/37 (A)	982,991	981,119
Credible Asset Securitization II, Ser 2021-1A, Cl B
3.380%, 04/15/26 (A)	524,000	519,639
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (A)	1,768,945	1,745,357
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	255,660	267,156
NMEF Funding, Ser 2021-A, Cl D
5.780%, 12/15/27 (A)	1,300,000	1,311,445
Octane Receivables Trust, Ser 2019-1A, Cl A
3.160%, 09/20/23 (A)	70,911	71,171
Pawnee Equipment Receivables Series, Ser 2019-1, Cl E
3.800%, 01/15/26 (A)	1,500,000	1,463,851
Pawneee Equipment Receivables, Ser 2021-1, Cl E
5.210%, 05/15/28 (A)	353,000	346,734
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (A)	1,000,000	990,636
Pretium Mortgage Credit Partners, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (A)	500,000	489,123
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	285,963	228,027
SCF Equipment Leasing, Ser 2021-1A, Cl D
1.930%, 09/20/30 (A)	1,500,000	1,453,393
SFS Asset Securitization, Ser 2019-1, Cl A
4.238%, 06/10/25 (A)	1,500,000	1,497,102
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (A)	970,833	998,995

		15,705,025

Total Asset-Backed Securities (Cost $40,699,109)		41,107,876

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 21.0%
Apidos CLO XI, Ser 2021-11A, Cl ER3
6.811%, VAR ICE LIBOR USD 3 Month + 6.570%, 04/17/34 (A)	$1,000,000	$978,832
BCC Middle Market, Ser 2018-1A, Cl B
3.254%, VAR ICE LIBOR USD 3 Month + 3.000%, 10/20/30 (A)	1,000,000	998,992
Benefit Street Partners III, Ser 2017-IIIA, Cl CR
4.154%, VAR ICE LIBOR USD 3 Month + 3.900%, 07/20/29 (A)	2,000,000	1,985,942
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
6.854%, VAR ICE LIBOR USD 3 Month + 6.600%, 07/20/29 (A)	2,500,000	2,398,752
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
2.041%, VAR ICE LIBOR USD 3 Month + 1.800%, 04/17/31 (A)	1,250,000	1,244,029
CARLYLE US, Ser 2018-1A, Cl B
2.104%, VAR ICE LIBOR USD 3 Month + 1.850%, 04/20/31 (A)	2,000,000	1,946,998
Chenango Park, Ser 2018-1A, Cl B
2.091%, VAR ICE LIBOR USD 3 Month + 1.850%, 04/15/30 (A)	1,000,000	996,386
CIFC Funding, Ser 2018-1A, Cl C
1.991%, VAR ICE LIBOR USD 3 Month + 1.750%, 04/18/31 (A)	500,000	496,471
Golub Capital Partners, Ser 2017-17A, Cl BR
3.024%, VAR ICE LIBOR USD 3 Month + 2.900%, 10/25/30 (A)	1,500,000	1,498,493
Golub Capital Partners, Ser 2017-21A, Cl CR
2.708%, VAR ICE LIBOR USD 3 Month + 2.450%, 01/25/31 (A)	3,000,000	2,997,219
Golub Capital Partners, Ser 2017-22A, Cl CR
2.104%, VAR ICE LIBOR USD 3 Month + 1.850%, 01/20/31 (A)	1,500,000	1,460,215
Golub Capital Partners, Ser 2017-23A, Cl BR
1.804%, VAR ICE LIBOR USD 3 Month + 1.550%, 01/20/31 (A)	1,000,000	1,008,158

The accompanying notes are an integral part of the financial statements.

15

Description	Face Amount	Value
Golub Capital Partners, Ser 2017-23A, Cl CR
2.054%, VAR ICE LIBOR USD 3 Month + 1.800%, 01/20/31 (A)	$2,000,000	$1,954,440
Golub Capital Partners, Ser 2017-24A, Cl DR
4.040%, VAR ICE LIBOR USD 3 Month + 3.900%, 11/05/29 (A)	2,000,000	1,985,512
Golub Capital Partners, Ser 2018-26A, Cl BR
1.804%, VAR ICE LIBOR USD 3 Month + 1.550%, 04/20/31 (A)	1,000,000	995,489
Golub Capital Partners, Ser 2018-36A, Cl B
1.790%, VAR ICE LIBOR USD 3 Month + 1.650%, 02/05/31 (A)	2,000,000	1,990,678
Golub Capital Partners, Ser 2018-36A, Cl C
2.240%, VAR ICE LIBOR USD 3 Month + 2.100%, 02/05/31 (A)	1,500,000	1,482,551
Jay Park, Ser 2018-1A, Cl BR
2.254%, VAR ICE LIBOR USD 3 Month + 2.000%, 10/20/27 (A)	1,000,000	999,496
LCM XXII, Ser 2018-22A, Cl BR
2.254%, VAR ICE LIBOR USD 3 Month + 2.000%, 10/20/28 (A)	1,500,000	1,488,673
MCF VIII, Ser 2018-1A, Cl B
1.991%, VAR ICE LIBOR USD 3 Month + 1.750%, 07/18/30 (A)	3,000,000	2,996,544
OZLM Funding IV, Ser 2017-4A, Cl BR
2.459%, VAR ICE LIBOR USD 3 Month + 2.200%, 10/22/30 (A)	2,000,000	1,994,292
Race Point IX, Ser 2017-9A, Cl BR
2.391%, VAR ICE LIBOR USD 3 Month + 2.150%, 10/15/30 (A)	4,000,000	3,938,908
Race Point IX, Ser 2017-9A, Cl DR
7.141%, VAR ICE LIBOR USD 3 Month + 6.900%, 10/15/30 (A)	2,000,000	1,917,538

Total Collateralized Loan Obligations (Cost $40,059,687)		39,754,608

MORTGAGE-BACKED SECURITIES — 7.9%

Commercial Mortgage-Backed Obligation — 6.3%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	827,158

Description	Face Amount	Value
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.440%, 12/10/47 (B)	$1,000,000	$1,010,783
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.306%, 02/10/48 (A)(B)	1,517,000	1,298,499
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.010%, 02/15/41 (A)(B)	390,798	15,632
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.051%, 04/25/48 (A)(B)	1,000,000	1,036,702
FREMF Mortgage Trust, Ser 2016-K722, Cl B
3.872%, 07/25/49 (A)(B)	1,500,000	1,537,873
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.806%, 12/25/49 (A)(B)	2,000,000	2,102,707
FREMF Mortgage Trust, Ser 2017-K71, Cl B
3.753%, 11/25/50 (A)(B)	1,250,000	1,311,678
PRET, Ser 2021-RN3, Cl A1
1.843%, 09/25/51 (A)	962,819	943,497
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.676%, 05/10/45 (A)(B)	1,000,000	1,005,195
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	1,000,000	933,771

		12,023,495

Non-Agency Residential Mortgage-Backed Obligation — 1.6%
PRPM, Ser 2021-10, Cl A2
4.826%, 10/25/26 (A)	1,000,000	987,105
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (A)	1,000,000	991,417
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (A)	1,000,000	997,257

		2,975,779

Total Mortgage-Backed Securities (Cost $14,827,223)		14,999,274

	Shares

COMMON STOCK — 0.0%
Erickson*(C)	3,761	35,165

Total Common Stock (Cost $1,829,567)		35,165

PREFERRED STOCK — 0.0%

Communication Services — 0.0%
MYT Holding LLC
10.000%, 06/07/29 (A)	64,528	68,077

Total Preferred Stock (Cost $64,528)		68,077

Total Investments — 96.6% (Cost $183,570,063)		$183,307,708

The accompanying notes are an integral part of the financial statements.

16

Percentages are based on Net Assets of $189,661,417.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2022 was $138,939,767 and represents 73.3% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.
‡	Real Estate Investment Trust

Cl — Class

CLO — Collateralized Loan Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

The following is a list of the level of inputs used as of January 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$87,342,708	$—	$87,342,708
Asset-Backed
Securities	—	41,107,876	—	41,107,876
Collateralized Loan
Obligations	—	39,754,608	—	39,754,608
Mortgage-Backed
Securities	—	14,999,274	—	14,999,274
Preferred Stock	68,077	—	—	68,077
Common Stock	—	—	35,165	35,165
Total Investments in Securities

	$68,077	$183,204,466	$35,165	$183,307,708

(1) A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended January 31, 2022, there were no transfers in or out of Level 3 as a result of decreased trading activity.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

17

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 54.2%

Automotive — 46.6%
ACC Auto Trust, Ser 2021-A, Cl A
1.080%, 04/15/27 (A)	$1,386,655	$1,381,100
American Credit Acceptance Receivables Trust, Ser 2020-2, Cl B
2.480%, 09/13/24 (A)	878,134	880,377
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl C
1.310%, 12/14/26 (A)	8,250,000	8,226,742
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl A
0.350%, 05/13/24 (A)	339,839	339,731
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A
0.450%, 09/15/25 (A)	2,152,037	2,145,532
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl C
1.750%, 06/21/27 (A)	2,000,000	1,970,715
Amur Equipment Finance Receivables VIII, Ser 2020-1A, Cl B
2.500%, 03/20/26 (A)	1,384,090	1,391,942
Aqua Finance Trust 2021-A, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	1,000,000	974,650
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (A)	1,086,531	1,079,111
Avant Credit Card Master Trust, Ser 2021-1A, Cl A
1.370%, 04/15/27 (A)	1,220,000	1,193,760
Avid Automobile Receivables Trust, Ser 2021-1, Cl D
1.990%, 04/17/28 (A)	1,300,000	1,276,481

Description	Face Amount	Value
Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl C
3.750%, 07/21/25 (A)	$2,550,000	$2,590,508
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl C
2.490%, 05/19/26 (A)	5,000,000	5,019,527
Canadian Pacer Auto Receivables Trust, Ser 2021-1A, Cl A3
0.500%, 10/20/25 (A)	2,500,000	2,462,351
Canadian Pacer Auto Receivables Trust, Ser 2021-1A, Cl A4
0.820%, 07/20/26 (A)	3,070,000	2,987,304
Canadian Pacer Auto Receivables Trust, Ser 2021-1A, Cl C
1.460%, 12/20/27 (A)	2,000,000	1,945,488
Capital One Multi-Asset Execution Trust, Ser 2019-A3, Cl A3
2.060%, 08/15/28	10,000,000	10,156,537
CARDS II Trust, Ser 2021-1A, Cl B
0.931%, 04/15/27 (A)	7,250,000	7,099,378
CarNow Auto Receivables Trust, Ser 2021-2A, Cl B
1.300%, 01/15/26 (A)	5,500,000	5,461,134
Carvana Auto Receivables Trust, Ser 2021-N2, Cl D
1.270%, 03/10/28	6,540,000	6,442,619
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	2,142,500	2,097,126
Commonbond Student Loan Trust, Ser 2021-BGS, Cl B
1.640%, 09/25/51 (A)	1,050,000	1,026,364
Continental Finance Credit Card ABS Master Trust, Ser 2021-A, Cl A
2.550%, 12/17/29 (A)	5,000,000	4,957,414
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/30 (A)	2,590,000	2,555,056
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl C
1.630%, 09/16/30 (A)	1,700,000	1,660,986
DT Auto Owner Trust, Ser 2020-1A, Cl D
2.550%, 11/17/25 (A)	5,500,000	5,563,525
DT Auto Owner Trust, Ser 2020-2A, Cl C
3.280%, 03/16/26 (A)	2,250,000	2,295,088
DT Auto Owner Trust, Ser 2020-3A, Cl C
1.470%, 06/15/26 (A)	1,410,000	1,406,224
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl C
2.490%, 01/15/25 (A)	1,490,078	1,498,467
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl C
1.320%, 07/15/25	1,250,000	1,253,157
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl D
1.080%, 11/16/26	2,500,000	2,440,657
First Investors Auto Owner Trust, Ser 2018-2A, Cl C
4.030%, 01/15/25 (A)	1,698,885	1,702,433

The accompanying notes are an integral part of the financial statements.

18

Description	Face Amount	Value
First Investors Auto Owner Trust, Ser 2020-1A, Cl D
3.150%, 04/15/26 (A)	$3,000,000	$3,050,694
Flagship Credit Auto Trust, Ser 2018-4, Cl D
4.330%, 12/16/24 (A)	4,935,000	5,078,310
Flagship Credit Auto Trust, Ser 2019-3, Cl C
2.740%, 10/15/25 (A)	6,686,000	6,761,731
Flagship Credit Auto Trust, Ser 2019-4, Cl B
2.530%, 11/17/25 (A)	4,550,000	4,584,624
Ford Credit Auto Owner Trust, Ser 2019-B, Cl B
2.400%, 11/15/24	1,365,000	1,382,013
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl D
2.600%, 01/15/26 (A)	2,100,000	2,113,031
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl D
1.920%, 09/15/27 (A)	5,500,000	5,352,527
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl D
3.070%, 05/15/28 (A)	4,780,000	4,777,559
Genesis Sales Finance Master Trust, Ser 2021-AA, Cl A
1.200%, 12/21/26 (A)	2,000,000	1,959,235
GLS Auto Receivables Issuer Trust, Ser 2020-2A, Cl B
3.160%, 06/16/25 (A)	1,750,000	1,781,190
GLS Auto Receivables Issuer Trust, Ser 2020-3A, Cl B
1.380%, 08/15/24 (A)	911,677	913,145
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl C
1.140%, 11/17/25 (A)	1,000,000	995,332
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl C
1.200%, 01/15/27 (A)	2,200,000	2,183,291
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D
1.680%, 01/15/27 (A)	6,000,000	5,913,982
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl D
1.480%, 07/15/27 (A)	3,000,000	2,917,469
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl A
0.840%, 07/15/25 (A)	1,902,807	1,898,413
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/27 (A)	11,000,000	10,665,712
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/25 (A)	3,000,000	2,937,842
Marlette Funding Trust, Ser 2021-2A, Cl C
1.500%, 09/15/31 (A)	2,000,000	1,953,096

Description	Face Amount	Value
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	$965,958	$926,990
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	2,000,000	1,948,724
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	1,680,563	1,665,823
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (A)	1,652,689	1,636,735
OneMain Direct Auto Receivables Trust, Ser 2018-1A, Cl B
3.710%, 04/14/25 (A)	3,690,689	3,694,430
Prestige Auto Receivables Trust, Ser 2020-1A, Cl C
1.310%, 11/16/26 (A)	2,000,000	2,001,286
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D
2.080%, 02/15/28 (A)	4,000,000	3,929,161
Prodigy Finance CM2021-1 DAC, Ser 2021-1A, Cl A
1.352%, VAR ICE LIBOR USD 1 Month + 1.250%, 07/25/51 (A)	761,895	761,713
Sierra Timeshare 2021-2 Receivables Funding, Ser 2021-2A, Cl B
1.800%, 09/20/38 (A)	4,115,188	4,037,677
Trillium Credit Card Trust II, Ser 2021-1A, Cl B
2.026%, 10/26/29 (A)	6,500,000	6,380,641
United Auto Credit Securitization Trust, Ser 2020-1, Cl C
2.150%, 02/10/25 (A)	1,925,904	1,929,711
United Auto Credit Securitization Trust, Ser 2021-1, Cl C
0.840%, 06/10/26 (A)	5,500,000	5,460,107
Westgate Resorts, Ser 2022-1A, Cl C
2.488%, 08/20/36 (A)	4,000,000	3,974,596
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl C
2.010%, 07/15/25 (A)	2,750,000	2,770,687
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl D
2.760%, 01/15/26 (A)	4,500,000	4,573,689
Westlake Automobile Receivables
Trust, Ser 2020-3A, Cl C
1.240%, 11/17/25 (A)	1,000,000	996,958
Westlake Automobile Receivables
Trust, Ser 2021-1A, Cl D
1.230%, 04/15/26 (A)	11,000,000	10,786,799
World Omni Auto Receivables Trust,
Ser 2018-B, Cl B
3.170%, 01/15/25	1,520,000	1,531,380

		219,707,787

Credit Card — 0.7%
Master Credit Card Trust II, Ser 2020-1A, Cl C
2.590%, 09/21/24 (A)	2,519,000	2,550,815

The accompanying notes are an integral part of the financial statements.

19

Description	Face Amount	Value
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl B
3.670%, 05/15/26	$995,000	$1,023,713

		3,574,528

Other Asset-Backed Securities — 4.2%
BHG Securitization Trust, Ser 2021-B, Cl A
0.900%, 10/17/34 (A)	1,735,948	1,718,066
Diamond Resorts Owner Trust, Ser 2019-1A, Cl A
2.890%, 02/20/32 (A)	672,612	678,615
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	266,659	275,933
Oportun Issuance Trust, Ser 2021-B, Cl A
1.470%, 05/08/31 (A)	1,750,000	1,721,202
Pawnee Equipment Receivables Series, Ser 2019-1, Cl D
2.860%, 10/15/24 (A)	5,000,000	4,902,486
Pawnee Equipment Receivables Series, Ser 2020-1, Cl A
1.370%, 11/17/25 (A)	1,812,793	1,814,250
SCF Equipment Leasing, Ser 2020-1A, Cl B
2.020%, 03/20/28 (A)	2,000,000	1,981,461
SCF Equipment Leasing, Ser 2021-1A, Cl D
1.930%, 09/20/30 (A)	2,600,000	2,519,214
Vantage Data Centers Issuer, Ser 2018-2A, Cl A2
4.196%, 11/16/43 (A)	3,873,333	3,945,062

		19,556,289

Student Loan — 2.7%
AccessLex Institute, Ser 2002-A, Cl A2
4.000%, 09/25/37 (B)	200,000	197,821
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	700,286	706,891
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
1.608%, VAR ICE LIBOR USD 1 Month + 1.500%, 08/26/52 (A)	3,000,000	3,032,230
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.608%, VAR ICE LIBOR USD 1 Month + 1.500%, 07/25/47 (A)	4,000,000	4,001,330
Nelnet Student Loan Trust, Ser 2015-3A, Cl B
1.608%, VAR ICE LIBOR USD 1 Month + 1.500%, 06/25/54 (A)	3,000,000	2,939,834
SLM Student Loan Trust, Ser 2013-2, Cl B
1.608%, VAR ICE LIBOR USD 1 Month + 1.500%, 06/25/43	2,000,000	1,990,580

		12,868,686

Total Asset-Backed Securities (Cost $256,662,868)		255,707,290

Description	Face Amount	Value

U.S. TREASURY OBLIGATIONS — 24.8%
U.S. Treasury Note
1.625%, 12/15/22	$30,000,000	$30,235,547
1.500%, 01/15/23	40,000,000	40,265,625
1.125%, 01/15/25	10,000,000	9,926,562
0.750%, 05/31/26	10,000,000	9,653,125
0.250%, 05/31/25	28,000,000	26,911,719

Total U.S. Treasury Obligations (Cost $117,787,499)		116,992,578

CORPORATE OBLIGATIONS — 16.2%

Consumer Discretionary — 0.6%
Hyatt Hotels
1.800%, 10/01/24	3,000,000	2,978,294

Financials — 4.6%
Capital One Financial
4.200%, 10/29/25	10,000,000	10,632,241
Danske Bank
3.875%, 09/12/23 (A)	4,205,000	4,325,871
Deutsche Bank NY
2.222%, VAR United States Secured Overnight Financing Rate + 2.159%, 09/18/24	2,000,000	2,007,734
Wells Fargo MTN
2.406%, VAR United States Secured Overnight Financing Rate + 1.087%, 10/30/25	5,000,000	5,028,277

		21,994,123

Health Care — 2.8%
Anthem
1.500%, 03/15/26	5,000,000	4,892,472
Eli Lilly
2.750%, 06/01/25	8,000,000	8,235,023

		13,127,495

Industrials — 2.1%
AerCap Ireland Capital DAC
1.750%, 01/30/26	5,000,000	4,805,318
1.750%, 10/29/24	1,000,000	983,987
Boeing
3.100%, 05/01/26	4,290,000	4,357,903

		10,147,208

Information Technology — 3.4%
Broadcom
3.150%, 11/15/25	8,000,000	8,228,533
Kyndryl Holdings
2.050%, 10/15/26 (A)	8,000,000	7,648,969

		15,877,502

Materials — 0.3%
Steel Dynamics
5.000%, 12/15/26	1,313,000	1,349,310

Real Estate — 2.1%
Corporate Office Properties
2.250%, 03/15/26 ‡	3,000,000	2,987,935
Equinix
1.000%, 09/15/25 ‡	5,000,000	4,786,874
Federal Realty Investment Trust
1.250%, 02/15/26 ‡	2,000,000	1,922,642

		9,697,451

The accompanying notes are an integral part of the financial statements.

20

Description	Face Amount	Value
Utilities — 0.3%
Duke Energy
0.900%, 09/15/25	$1,400,000	$1,340,274

Total Corporate Obligations (Cost $78,410,097)		76,511,657

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
FFCB
0.570%, 08/12/25	5,000,000	4,832,401
FHLB
0.875%, 05/18/26	4,505,000	4,384,853
0.525%, 01/15/26	2,520,000	2,435,753

Total U.S. Government Agency Obligations (Cost $12,025,000)		11,653,007

MORTGAGE-BACKED SECURITIES — 1.4%

Commercial Mortgage-Backed Obligation — 1.4%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	1,305,000	1,286,709
Cold Storage Trust, Ser 2020-ICE5, Cl A
1.006%, VAR ICE LIBOR USD 1 Month + 0.900%, 11/15/37 (A)	5,406,448	5,399,941

Total Mortgage-Backed Securities (Cost $6,749,323)		6,686,650

Total Investments — 99.1% (Cost $471,634,787)		$467,551,182

Percentages are based on Net Assets of $471,661,995.

‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2022 was $220,181,503 and represents 51.2% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

DAC—Designated Activity Company

FFCB—Federal Farm Credit Bank

FHLB—Federal Home Loan Bank

ICE—Intercontinental Exchange

LIBOR—London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR—Variable Rate Security

The following is a list of the level of inputs used as of January 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed
Securities	$—	$255,707,290	$—	$255,707,290
U.S. Treasury
Obligations	116,992,578	—	—	116,992,578
Corporate Obligations	—	76,511,657	—	76,511,657
U.S. Government
Agency Obligations	—	11,653,007	—	11,653,007
Mortgage-Backed
Securities	—	6,686,650	—	6,686,650

Total Investments in Securities	$116,992,578	$350,558,604	$—	$467,551,182

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

21

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

Description	Face Amount	Value
MUNICIPAL BONDS — 88.9%

California — 4.4%
California State, Municipal Finance Authority, Ser A, RB (A)
5.000%, 03/01/25	$1,200,000	$1,225,189
California State, School Finance Authority, RB(A)

Callable 02/01/24 @ 100
5.350%, 08/01/24	285,000	298,617
Mount Diablo Unified School District, Ser A
4.000%, 08/01/31	100,000	120,809

		1,644,615

Colorado — 3.9%
El Paso County, School District No. 49 Falcon, Ser A, COP
5.000%, 12/15/24	525,000	580,174
El Paso County, School District No. 49 Falcon, Ser B, COP
5.000%, 12/15/24	300,000	331,528
5.000%, 12/15/26	500,000	582,286

		1,493,988

District of Columbia — 2.4%
District of Columbia, RB
4.000%, 10/01/22	895,000	903,796

Idaho — 1.4%
Idaho State, Housing & Finance Association, RB
4.000%, 07/01/26	500,000	522,738

Illinois — 2.2%
Lee & Ogle Counties, School District
No. 170 Dixon, GO, BAM
4.000%, 01/30/25	760,000	816,285

Kansas — 3.9%
Geary County, GO
5.000%, 09/01/25	1,300,000	1,463,183

Description	Face Amount	Value
Michigan — 3.3%
Taylor, Brownfield Redevelopment Authority, RB, NATL

Callable 05/01/24 @ 100
4.000%, 05/01/28	$1,175,000	$1,244,828

Minnesota — 0.7%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA

Callable 07/01/22 @ 100
2.600%, 09/01/42	280,315	282,585

Missouri — 4.3%
Saint Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	1,575,000	1,606,619

Ohio — 0.4%
City of Medina Ohio

Callable 12/01/31 @ 100
4.000%, 12/01/32	140,000	166,241

Oklahoma — 3.0%
University of Oklahoma, Ser C, RB

Callable 07/01/25 @ 100
5.000%, 07/01/35	1,000,000	1,112,989

South Carolina — 4.1%
Hilton Head Island, Ser C, GO, ST AID WITHHLDG

Callable 03/01/26 @ 300
2.250%, 03/01/33	530,000	533,047
2.125%, 03/01/32	520,000	522,218
2.000%, 03/01/30	495,000	496,474

		1,551,739

Texas — 54.9%
Central Texas Turnpike System, Sub-Ser C, RB

Callable 08/15/24 @ 100
5.000%, 08/15/42	2,000,000	2,181,591
Clifton, Higher Education Finance, RB, PSF-GTD

Callable 08/15/24 @ 100
5.000%, 08/15/25	700,000	766,236
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	780,000	798,190
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	516,612
4.000%, 08/15/22	525,000	534,582
4.000%, 08/15/23	500,000	523,197
Cypress-Fairbanks Independent School District, Ser A, GO, PSF-GTD

Callable 02/15/29 @ 100
5.000%, 02/15/30	1,500,000	1,842,427

The accompanying notes are an integral part of the financial statements.

22

Description	Face Amount	Value
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	$1,000,000	$1,036,863
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,111,073
Downtown Redevelopment Authority, TA, BAM

Callable 09/01/25 @ 100
5.000%, 09/01/29	1,000,000	1,125,525
El Paso County, Hospital District, GO
5.000%, 08/15/25	1,070,000	1,196,967
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/22	1,005,000	1,006,336
La Vernia, Higher Education Finance, Ser A, RB (A)(B)
4.200%, 08/15/25	425,000	450,228
La Vernia, Higher Education Finance, Ser A, RB(A)

Callable @ 100
5.250%, 08/15/35	1,435,000	1,577,999
Love Field Airport Modernization, AMT, RB
5.000%, 11/01/22	1,000,000	1,032,651

Lower Colorado River Authority

Callable 05/15/30 @ 100
5.000%, 05/15/39	1,000,000	1,229,219

San Antonio, Public Facilities, RB

Callable 09/15/22 @ 100
5.000%, 09/15/26	2,000,000	2,050,943

Seminole, Hospital District, GO

Callable 02/15/26 @ 100
4.000%, 02/15/31	545,000	583,564
Texas A&M University, Permanent University Fund, Ser B, RB

Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,120,429

		20,684,632

Total Municipal Bonds (Cost $32,539,223)		33,494,238

Total Investments — 88.9% (Cost $32,539,223)		$33,494,238

Percentages	are based on Net Assets of $37,665,285.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2022 was $3,552,033 and represents 9.4% of Net Assets.

(B)	Escrowed to Maturity

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

COP — Certificate of Participation

GNMA — Government National Mortgage Association

GO — General Obligation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

23

	Growth Equity Fund	Total Return Bond Fund	Credit Fund
Assets:
Investments at Value	$406,331,941	$3,048,863,801	$183,307,708
Cash	1,569,910	–	10,488,386
Receivable for Investment Securities Sold	1,500,596	49,229,650	1,015,200
Receivable for Capital Shares Sold	293,287	6,866,467	1,308,673
Dividends and Interest Receivable	39,042	15,628,064	1,511,276
Foreign Tax Reclaim Receivable	3,116	–	–
Cash Collateral on Futures Contracts	–	38,786	–
Prepaid Expenses	17,611	42,499	25,557

Total Assets	409,755,503	3,120,669,267	197,656,800

Liabilities:
Payable Due to Investment Adviser	177,676	901,893	78,996
Payable Due to Administrator	25,945	188,132	11,535
Payable Due to Distributor - Institutional Class Shares	–	–	3,921
Payable Due to Distributor - Investor Class Shares	13,229	70,984	–
Payable Due to Distributor - A Class Shares	N/A	1,835	291
Shareholder Servicing Fees Payable - A Class Shares	N/A	–	265
Payable for Capital Shares Redeemed	160,941	2,879,918	184,763
Professional Fees Payable	17,465	40,313	26,161
Transfer Agent Fees Payable	10,963	71,888	9,013
Payable Due to Trustees	3,498	22,393	1,332
Chief Compliance Officer Fees Payable	801	5,192	306
Pricing Fees Payable	571	39,090	12,658
Payable for Investment Securities Purchased	–	79,022,188	7,657,990
Cash Overdraft	–	9,794,576	–
Other Accrued Expenses	16,867	118,472	8,152

Total Liabilities	427,956	93,156,874	7,995,383

Net Assets	$409,327,547	$3,027,512,393	$189,661,417

NET ASSETS:
Paid-in Capital	$141,762,773	$3,147,860,690	$190,138,121
Total Distributable Earnings (Accumulated Loss)	267,564,774	(120,348,297)	(476,704)

Net Assets	$409,327,547	$3,027,512,393	$189,661,417

Institutional Class Shares:
Net Assets	$347,364,513	$2,664,025,743	$167,723,843

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	19,785,028	260,287,530	16,913,306
Net Asset Value, Offering and Redemption Price Per Share	$17.56	$10.23	$9.92

Investor Class Shares:
Net Assets	$61,963,034	$354,508,131	$20,841,466

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	3,612,941	34,652,849	2,105,211
Net Asset Value, Offering and Redemption Price Per Share	$17.15	$10.23	$9.90

A Class Shares:
Net Assets	N/A	$8,978,519	$1,096,108

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	N/A	878,051	110,761
Net Asset Value, Offering and Redemption Price Per Share	N/A	$10.23	$9.90

Maximum Offering Price Per Share — Class A	N/A	$10.57	$10.13

Cost of Investments	$162,720,733	$3,076,961,118	$183,570,063

“N/A” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

24

	Low Duration Bond Fund	Municipal Bond Fund
Assets:
Investments at Value	$467,551,182	$33,494,238
Cash	3,423,820	3,732,643
Dividends and Interest Receivable	875,680	464,259
Receivable for Capital Shares Sold	181,151	–
Prepaid Expenses	24,469	12,337

Total Assets	472,056,302	37,703,477

Liabilities:
Payable Due to Investment Adviser	120,487	8,176
Payable Due to Administrator	29,323	2,388
Payable Due to Distributor - Investor Class Shares	5,363	957
Payable for Capital Shares Redeemed	179,500	–
Professional Fees Payable	18,968	18,305
Transfer Agent Fees Payable	11,688	4,837
Pricing Fees Payable	6,085	1,568
Payable Due to Trustees	3,551	299
Chief Compliance Officer Fees Payable	821	70
Other Accrued Expenses	18,521	1,592

Total Liabilities	394,307	38,192

Net Assets	$471,661,995	$37,665,285

NET ASSETS:
Paid-in Capital	$475,992,215	$36,391,478
Total Distributable Earnings (Accumulated Loss)	(4,330,220)	1,273,807

Net Assets	$471,661,995	$37,665,285

Institutional Class Shares:
Net Assets	$445,400,302	$32,905,352

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	43,714,416	3,337,175
Net Asset Value, Offering and Redemption Price Per Share	$10.19	$9.86

Investor Class Shares:
Net Assets	$26,261,693	$4,759,933

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,576,746	482,588
Net Asset Value, Offering and Redemption Price Per Share	$10.19	$9.86

Cost of Investments	$471,634,787	$32,539,223

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

25

	Growth Equity Fund	Total Return Bond Fund	Credit Fund
Investment Income:
Dividend Income	$1,048,701	$–	$–
Interest income	–	59,167,622	4,593,399
Foreign Taxes Withheld	(3,775)	–	–

Total Investment Income	1,044,926	59,167,622	4,593,399

Expenses:
Investment Advisory Fees	1,145,946	5,398,619	452,230
Administration Fees	167,230	1,125,434	65,992
Distribution Fees - Investor Class Shares	85,495	470,288	17,135
Distribution Fees - A Class Shares	N/A	N/A	1,344
Trustees’ Fees	6,830	45,716	2,662
Chief Compliance Officer Fees	1,120	7,483	436
Transfer Agent Fees	32,667	205,834	26,141
Professional Fees	27,549	109,846	31,156
Registration Fees	23,512	48,644	24,744
Printing Fees	13,815	88,312	5,225
Custodian Fees	2,147	14,177	2,130
Pricing Fees	1,050	72,665	23,029
Insurance and Other Expenses	7,431	50,818	3,033

Total Expenses	1,514,792	7,637,836	655,257
Less: Fees Paid Indirectly	(47)	(723)	(15)

Net Expenses	1,514,745	7,637,113	655,242

Net Investment Income	(469,819)	51,530,509	3,938,157

Net Realized Gain from Investments	32,272,980	22,128,517	735,812
Net Change in Unrealized Appreciation (Depreciation) on Investments	(40,264,986)	(74,924,385)	(4,939,823)

Net Realized and Unrealized Loss on Investments	(7,992,006)	(52,795,868)	(4,204,011)

Decrease in Net Assets Resulting from Operations	$(8,461,825)	$(1,265,359)	$(265,854)

Amounts designated as “—” are $0.

“N/A” designates that the Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

26

	Low Duration Bond Fund	Municipal Bond Fund
Investment Income:
Interest income	$4,112,334	$741,721

Total Investment Income	4,112,334	741,721

Expenses:
Investment Advisory Fees	726,084	51,354
Administration Fees	176,595	14,988
Distribution Fees - Investor Class Shares	35,474	6,040
Trustees’ Fees	7,142	616
Chief Compliance Officer Fees	1,170	100
Transfer Agent Fees	33,813	14,007
Professional Fees	30,299	19,959
Registration Fees	30,041	20,647
Printing Fees	13,890	1,173
Pricing Fees	11,593	2,682
Custodian Fees	2,266	239
Insurance and Other Expenses	7,714	735

Total Expenses	1,076,081	132,540
Less: Fees Paid Indirectly	(49)	(3)

Net Expenses	1,076,032	132,537

Net Investment Income	3,036,302	609,184

Net Realized Gain from Investments	273,325	191,077
Net Change in Unrealized Appreciation (Depreciation) on Investments	(10,786,754)	(1,311,399)

Net Realized and Unrealized Loss on Investments	(10,513,429)	(1,120,322)

Decrease in Net Assets Resulting from Operations	$(7,477,127)	$(511,138)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

27

	Growth Equity Fund

	Six months ended January 31, 2022	Year ended July 31, 2021
Operations:
Net Investment Income (Loss)	$(469,819)	$(414,072)
Net Realized Gain on Investments	32,272,980	50,405,514
Net Change in Unrealized Appreciation (Depreciation) on Investments	(40,264,986)	66,508,904

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,461,825)	116,500,346

Distributions:
Institutional Class Shares	(44,836,558)	(12,687,207)
Investor Class Shares	(7,846,870)	(2,146,616)
A Class Shares	N/A	N/A

Total Distributions	(52,683,428)	(14,833,823)

Capital Share Transactions:

Institutional Class Shares:
Issued	16,299,675	30,109,348
Reinvestment of Dividends	24,012,627	6,400,714
Redeemed	(30,341,938)	(73,482,944)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	9,970,364	(36,972,882)

Investor Class Shares:
Issued	580,732	1,984,810
Reinvestment of Dividends	7,758,710	2,109,846
Redeemed	(6,345,927)	(6,633,471)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	1,993,515	(2,538,815)

A Class Shares:
Issued	N/A	N/A
Reinvestment of Dividends	N/A	N/A
Redeemed	N/A	N/A

Net Increase in Net Assets from A Class Share Transactions	N/A	N/A

Net Increase (Decrease) in Net Assets from Capital Share Transactions	11,963,879	(39,511,697)

Total Increase (Decrease) in Net Assets	(49,181,374)	62,154,826

Net assets:
Beginning of Period	458,508,921	396,354,095

End of Period	$409,327,547	$458,508,921

Share Transactions:

Institutional Class Shares:
Issued	816,898	1,696,302
Reinvestment of Dividends	1,272,529	378,398
Redeemed	(1,494,884)	(4,175,427)

Total Increase (Decrease) in Institutional Class Shares	594,543	(2,100,727)

Investor Class Shares:
Issued	29,593	115,405
Reinvestment of Dividends	420,754	127,099
Redeemed	(324,419)	(379,342)

Total Increase (Decrease) in Investor Class Shares	125,928	(136,838)

A Class Shares:
Issued	N/A	N/A
Reinvestment of Dividends	N/A	N/A
Redeemed	N/A	N/A

Total Increase in A Class Shares	N/A	N/A

Net Increase (Decrease) in Shares Outstanding	720,471	(2,237,565)

Amounts designated as “—” are $0.

“N/A” designates that the Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

28

Total Return Bond Fund		Credit Fund		Low Duration Bond Fund		Municipal Bond Fund
Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021

$51,530,509	$90,648,287	$3,938,157	$7,068,460	$3,036,302	$6,686,591	$609,184	$1,277,256
22,128,517	(71,141,129)	735,812	392,425	273,325	3,913,051	191,077	652,529
(74,924,385)	187,714,310	(4,939,823)	12,589,926	(10,786,754)	(2,641,480)	(1,311,399)	(552,234)

(1,265,359)	207,221,468	(265,854)	20,050,811	(7,477,127)	7,958,162	(511,138)	1,377,551

(43,667,034)	(92,943,437)	(3,183,723)	(6,879,760)	(5,436,004)	(7,562,093)	(879,163)	(3,000,712)
(5,465,594)	(12,055,313)	(257,047)	(347,885)	(295,449)	(467,537)	(114,705)	(285,958)
(126,213)	(129,203)	(19,402)	(28,668)	N/A	N/A	N/A	N/A

(49,258,841)	(105,127,953)	(3,460,172)	(7,256,313)	(5,731,453)	(8,029,630)	(993,868)	(3,286,670)

272,414,401	679,270,244	19,965,601	19,378,061	41,078,330	140,675,800	251,000	1,513,167
26,803,572	56,666,242	683,987	1,322,182	2,582,376	2,693,507	386,722	1,345,915
(332,148,705)	(918,534,673)	(16,388,687)	(60,161,233)	(40,535,467)	(91,563,625)	(5,000,702)	(17,811,310)

(32,930,732)	(182,598,187)	4,260,901	(39,460,990)	3,125,239	51,805,682	(4,362,980)	(14,952,228)

32,091,491	48,444,334	15,468,866	1,123,988	1,619,153	12,556,182	173,500	6,199,999
4,774,777	10,600,030	244,333	340,475	289,042	458,845	114,193	284,714
(45,150,300)	(132,066,514)	(3,842,856)	(3,610,306)	(4,408,708)	(10,895,962)	(141,127)	(6,251,678)

(8,284,032)	(73,022,150)	11,870,343	(2,145,843)	(2,500,513)	2,119,065	146,566	233,035

2,375,223	5,233,940	99,919	403,241	N/A	N/A	N/A	N/A
39,520	55,945	17,622	25,318	N/A	N/A	N/A	N/A
(192,708)	(290,986)	(20,892)	(91,954)	N/A	N/A	N/A	N/A

2,222,035	4,998,899	96,649	336,605	N/A	N/A	N/A	N/A

(38,992,729)	(250,621,438)	16,227,893	(41,270,228)	624,726	53,924,747	(4,216,414)	(14,719,193)

(89,516,929)	(148,527,923)	12,501,867	(28,475,730)	(12,583,854)	53,853,279	(5,721,420)	(16,628,312)

3,117,029,322	3,265,557,245	177,159,550	205,635,280	484,245,849	430,392,570	43,386,705	60,015,017

$3,027,512,393	$3,117,029,322	$186,220,647	$177,159,550	$471,661,995	$484,245,849	$37,665,285	$43,386,705

26,388,323	66,179,958	1,988,716	1,954,808	3,961,944	13,406,520	24,686	143,631
2,601,110	5,525,109	68,063	134,196	250,539	256,776	38,479	130,793
(32,171,934)	(89,710,811)	(1,627,698)	(6,108,857)	(3,910,761)	(8,723,315)	(492,947)	(1,718,532)

(3,182,501)	(18,005,744)	429,081	(4,019,853)	301,722	4,939,981	(429,782)	(1,444,108)

3,111,057	4,710,938	1,539,312	112,690	155,421	1,195,247	16,976	583,169
463,570	1,034,267	24,385	34,555	28,024	43,729	11,355	27,664
(4,381,556)	(12,911,032)	(382,110)	(367,361)	(424,467)	(1,037,809)	(13,862)	(588,208)

(806,929)	(7,165,827)	1,181,587	(220,116)	(241,022)	201,167	14,469	22,625

229,936	508,201	9,928	40,503	N/A	N/A	N/A	N/A
3,840	5,454	1,757	2,561	N/A	N/A	N/A	N/A
(18,835)	(28,168)	(2,067)	(9,394)	N/A	N/A	N/A	N/A

214,941	485,487	9,618	33,670	N/A	N/A	N/A	N/A

(3,774,489)	(24,686,084)	1,620,286	(4,206,299)	60,700	5,141,148	(415,313)	(1,421,483)

The accompanying notes are an integral part of the financial statements.

29

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2022 (Unaudited) and the Years Ended July 31

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distribution from Net Investment Income	Distribution from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Growth Equity Fund
Institutional Class Shares
2022***	$20.28	$(0.02)	$(0.29)	$(0.31)	$—	$(2.41)	$(2.41)	$17.56	(2.35	)%**	347,365	0.62	%*	0.62	%*	(0.17	)%*	2	%**
2021	15.95	(0.01)	4.96	4.95	(0.01)	(0.61)	(0.62)	20.28	31.83		389,166	0.63		0.63		(0.06)		17
2020	13.82	0.03	3.53	3.56	(0.04)	(1.39)	(1.43)	15.95	27.91		339,542	0.64		0.64		0.20		17
2019	14.49	0.05	1.09	1.14	(0.04)	(1.77)	(1.81)	13.82	10.34		290,773	0.63		0.63		0.34		25
2018	14.82	0.04	3.18	3.22	(0.03)	(3.52)	(3.55)	14.49	25.05		272,509	0.65		0.65		0.26		15
2017	13.61	0.04	2.51	2.55	(0.02)	(1.32)	(1.34)	14.82	20.54		251,675	0.79		0.79		0.27		16
Investor Class Shares
2022***	$19.89	$(0.04)	$(0.29)	$(0.33)	$—	$(2.41)	$(2.41)	$17.15	(2.50	)%**	61,963	0.87	%*	0.87	%*	(0.42	)%*	2	%**
2021	15.68	(0.05)	4.87	4.82	—	(0.61)	(0.61)	19.89	31.52		69,343	0.88		0.88		(0.31)		17
2020	13.61	(0.01)	3.48	3.47	(0.01)	(1.39)	(1.40)	15.68	27.62		56,812	0.89		0.89		(0.05)		17
2019	14.30	0.01	1.08	1.09	(0.01)	(1.77)	(1.78)	13.61	10.05		47,111	0.88		0.88		0.09		25
2018	14.70	—	3.15	3.15	(0.03)	(3.52)	(3.55)	14.30	24.72		46,266	0.90		0.90		0.01		15
2017	13.51	0.01	2.50	2.51	—	(1.32)	(1.32)	14.70	20.33		40,287	1.04		1.04		0.04		16
Total Return Bond Fund
Institutional Class Shares
2022***	$10.40	$0.18	$(0.18)	$—	$(0.17)	$—	$(0.17)	$10.23	(0.02	)%**	2,664,026	0.46	%*	0.46	%*	3.37	%*	51	%**
2021	10.07	0.30	0.38	0.68	(0.35)	—	(0.35)	10.40	6.85		2,741,353	0.46		0.46		2.93		38
2020	10.42	0.38	(0.32)	0.06	(0.41)	—	(0.41)	10.07	0.60		2,834,690	0.47		0.47		3.74		48
2019	10.28	0.39	0.13	0.52	(0.38)	—	(0.38)	10.42	5.19		3,191,392	0.47		0.48		3.77		40
2018	10.50	0.37	(0.20)	0.17	(0.37)	(0.02)	(0.39)	10.28	1.60		2,349,388	0.48		0.48		3.60		15
2017	10.52	0.39	(0.02)	0.37	(0.38)	(0.01)	(0.39)	10.50	3.63		1,918,126	0.51		0.51		3.68		24
Investor Class Shares
2022***	$10.40	$0.16	$(0.17)	$(0.01)	$(0.16)	$—	$(0.16)	$10.23	(0.15	)%**	354,508	0.71	%*	0.71	%*	3.12	%*	51	%**
2021	10.07	0.27	0.38	0.65	(0.32)	—	(0.32)	10.40	6.59		368,782	0.71		0.71		2.67		38
2020	10.41	0.35	(0.31)	0.04	(0.38)	—	(0.38)	10.07	0.44		429,079	0.72		0.72		3.47		48
2019	10.28	0.36	0.13	0.49	(0.36)	—	(0.36)	10.41	4.83		520,291	0.72		0.73		3.51		40
2018	10.50	0.35	(0.21)	0.14	(0.34)	(0.02)	(0.36)	10.28	1.35		374,298	0.73		0.73		3.35		15
2017	10.52	0.36	(0.02)	0.34	(0.35)	(0.01)	(0.36)	10.50	3.37		324,772	0.76		0.76		3.43		24
A Class Shares
2022***	$10.40	$0.16	$(0.17)	$(0.01)	$(0.16)	$—	$(0.16)	$10.23	(0.14	)%**	8,979	0.72	%*	0.72	%*	3.12	%*	51	%**
2021	10.06	0.28	0.39	0.67	(0.33)	—	(0.33)	10.40	6.71		6,894	0.72		0.72		2.69		38
2020	10.41	0.35	(0.32)	0.03	(0.38)	—	(0.38)	10.06	0.34		1,788	0.72		0.72		3.47		48
2019	10.28	0.36	0.11	0.47	(0.34)	—	(0.34)	10.41	4.69		998	0.82		0.83		3.49		40
2018(a)	10.29	0.05	(0.01)	0.04	(0.05)	—	(0.05)	10.28	0.44	**	193	0.88	*	0.88	*	3.05	*	15	**

*	Annualized.

**	Not annualized.

***	Six Months Ended January 31, 2022.

†	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(a)	Commenced operations on June 1, 2018.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distribution from Net Investment Income	Distribution from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Credit Fund
Institutional Class Shares
2022***	$10.12	$0.22	$(0.23)	$(0.01)	$(0.19)	$—	$(0.19)	$9.92	(0.06	)%**	167,724	0.70	%*	0.70	%*	4.38	%*	19	%**
2021	9.47	0.37	0.67	1.04	(0.39)	—	(0.39)	10.12	11.12		166,805	0.71		0.71		3.78		21
2020	9.72	0.41	(0.25)	0.16	(0.41)	—	(0.41)	9.47	1.79		194,182	0.71		0.71		4.35		35
2019	9.78	0.40	0.06	0.46	(0.49)	(0.03)	(0.52)	9.72	4.88		199,800	0.70		0.70		4.18		19
2018	9.99	0.56	(0.17)	0.39	(0.47)	(0.13)	(0.60)	9.78	3.96		197,014	0.71		0.71		5.67		33
2017	9.63	0.55	0.30	0.85	(0.49)	—	(0.49)	9.99	9.08		163,210	0.81		0.81		5.57		27
Investor Class Shares
2022***	$10.10	$0.21	$(0.23)	$(0.02)	$(0.18)	$—	$(0.18)	$9.90	(0.18	)%**	20,841	0.96	%*	0.96	%*	4.09	%*	19	%**
2021	9.46	0.35	0.65	1.00	(0.36)	—	(0.36)	10.10	10.74		9,333	0.96		0.96		3.52		21
2020	9.71	0.39	(0.25)	0.14	(0.39)	—	(0.39)	9.46	1.53		10,815	0.96		0.96		4.11		35
2019	9.77	0.38	0.05	0.43	(0.46)	(0.03)	(0.49)	9.71	4.62		13,366	0.95		0.95		3.93		19
2018	9.98	0.54	(0.18)	0.36	(0.44)	(0.13)	(0.57)	9.77	3.71		13,779	0.96		0.96		5.41		33
2017	9.62	0.52	0.31	0.83	(0.47)	—	(0.47)	9.98	8.82		13,317	1.06		1.06		5.28		27
A Class Shares
2022***	$10.10	$0.21	$(0.23)	$(0.02)	$(0.18)	$—	$(0.18)	$9.90	(0.19	)%**	1,096	0.95	%*	0.95	%*	4.13	%*	19	%**
2021	9.45	0.35	0.66	1.01	(0.36)	—	(0.36)	10.10	10.87		1,022	0.96		0.96		3.51		21
2020	9.71	0.38	(0.25)	0.13	(0.39)	—	(0.39)	9.45	1.44		638	0.96		0.96		4.06		35
2019	9.76	0.37	0.06	0.43	(0.45)	(0.03)	(0.48)	9.71	4.60		390	1.05		1.05		3.83		19
2018(a)	9.80	0.08	(0.04)	0.04	(0.08)	—	(0.08)	9.76	0.36		160	1.11	*	1.11	*	4.68	*	33	**

*	Annualized.

**	Not annualized.

***	Six Months Ended January 31, 2022.

†	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(a)	Commenced operations on June 1, 2018.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

31

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2022 (Unaudited) and the Years Ended July 31

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distribution from Net Investment Income	Distribution from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Low Duration Bond Fund
Institutional Class Shares
2022***	$10.47	$0.06	$(0.22)	$(0.16)	$(0.06)	$(0.06)	$(0.12)	$10.19	(1.49	)%**	445,400	0.43	%*	0.43	%*	1.12	%*	23	%**
2021	10.47	0.16	0.03	0.19	(0.17)	(0.02)	(0.19)	10.47	1.82		454,723	0.43		0.43		1.50		49
2020	10.28	0.20	0.19	0.39	(0.20)	—	(0.20)	10.47	3.86		402,977	0.44		0.44		1.96		71
2019	10.14	0.22	0.13	0.35	(0.21)	—	(0.21)	10.28	3.52		318,215	0.43		0.43		2.16		23
2018	10.25	0.19	(0.11)	0.08	(0.19)^	—	(0.19)	10.14	0.80		280,519	0.45		0.45		1.83		20
2017	10.28	0.18	(0.03)	0.15	(0.18)	—	(0.18)	10.25	1.48		244,575	0.46		0.46		1.80		26
Investor Class Shares
2022***	$10.48	$0.05	$(0.23)	$(0.18)	$(0.05)	$(0.06)	$(0.11)	$10.19	(1.71	)%**	26,262	0.68	%*	0.68	%*	0.87	%*	23	%**
2021	10.48	0.13	0.03	0.16	(0.14)	(0.02)	(0.16)	10.48	1.56		29,523	0.68		0.68		1.25		49
2020	10.28	0.18	0.20	0.38	(0.18)	—	(0.18)	10.48	3.70		27,415	0.69		0.69		1.72		71
2019	10.14	0.19	0.14	0.33	(0.19)	—	(0.19)	10.28	3.26		25,467	0.68		0.68		1.90		23
2018	10.25	0.16	(0.10)	0.06	(0.17)^	—	(0.17)	10.14	0.54		28,236	0.70		0.70		1.58		20
2017	10.28	0.16	(0.03)	0.13	(0.16)	—	(0.16)	10.25	1.24		28,317	0.71		0.71		1.55		26
Municipal Bond Fund
Institutional Class Shares
2022***	$10.24	$0.15	$(0.28)	$(0.13)	$(0.11)	$(0.15)	$(0.26)	$9.86	(1.26)%		32,905	0.62	%*	0.62	%*	2.99	%*	1%
2021	10.61	0.26	0.02	0.28	(0.26)	(0.39)	(0.65)	10.24	2.77	††	38,590	0.56		0.59		2.49		0
2020	10.51	0.23	0.14	0.37	(0.27)	—^^	(0.27)	10.61	3.56	††	55,286	0.46		0.56		2.19		19
2019	10.20	0.24	0.31	0.55	(0.24)	—^^	(0.24)	10.51	5.49	††	155,224	0.41		0.51		2.31		9
2018	10.46	0.24	(0.21)	0.03	(0.25)	(0.04)	(0.29)	10.20	0.26	††	167,105	0.43		0.53		2.35		3
2017	10.70	0.24	(0.24)	—	(0.24)	—	(0.24)	10.46	0.00	††	259,606	0.42		0.52		2.28		21
Investor Class Shares
2022***	$10.25	$0.14	$(0.29)	$(0.15)	$(0.09)	$(0.15)	$(0.24)	$9.86	(1.48)%		4,760	0.87	%*	0.87	%*	2.75	%*	1%
2021	10.61	0.23	0.03	0.26	(0.23)	(0.39)	(0.62)	10.25	2.61	††	4,797	0.81		0.84		2.23		0
2020	10.51	0.21	0.13	0.34	(0.24)	—^^	(0.24)	10.61	3.30	††	4,729	0.73		0.83		1.96		19
2019	10.20	0.21	0.31	0.52	(0.21)	—^^	(0.21)	10.51	5.21	††	6,292	0.66		0.76		2.07		9
2018	10.46	0.22	(0.22)	—	(0.22)	(0.04)	(0.26)	10.20	0.00	††	4,071	0.68		0.78		2.12		3
2017	10.70	0.21	(0.24)	(0.03)	(0.21)	—	(0.21)	10.46	(0.25	)††	5,440	0.67		0.77		2.03		21

*	Annualized.

**	Not annualized.

***	Six Months Ended January 31, 2022.

†	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

^	Includes a return of capital less than $0.01 per share

^^	Amount is less than $0.005 per share.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32

1.	Organization:

The Frost Family of Funds (the “Trust”) is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 11, 2018. The Frost Family of Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”), Frost Low Duration Bond Fund (the “Low Duration Bond Fund”), and Frost Municipal Bond Fund (the “Municipal Bond Fund”) (each a “Fund” and, collectively, the “Funds”). With the exception of the Growth Equity Fund, each fund is classified as a “diversified” investment company under the 1940 Act. Effective May 17, 2021, the Growth Equity Fund was reclassified from a “diversified” to a “non-diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long- term capital appreciation. The Total Return Bond Fund, Credit Fund and Low Duration Bond Fund seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Municipal Bond Fund seeks to provide a consistent level of cur- rent income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Certain of the Funds currently offer Institutional Class Shares, Investor Class Shares and A Class Shares.

Each Fund is a successor to a corresponding predecessor mutual fund of the same name that was a series of The Advisors’ Inner Circle Fund II (each, a “Predecessor Fund” and, collectively, the “Predecessor Funds”). Each Predecessor Fund was managed by Frost Investment Advisors, LLC (the “Adviser” or “Frost”) using substantially the same investment objectives, strategies, policies and restrictions as those used by its corresponding Fund. Each Predecessor Fund was reorganized into its corresponding Fund on June 24, 2019, in connection with each Fund’s commencement of operations (each, a “Reorganization”). Each Predecessor Fund is treated as the survivor of the relevant Reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Funds for periods prior to June 24, 2019, is that of the Predecessor Funds.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if avail- able. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not avail- able on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

33

Exchange-traded registered investment companies are valued at the closing price from the primary exchange.

Open-end investment companies held in the Funds’ portfolios are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds dis- close fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

34

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended January 31, 2022, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more- likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended January 31, 2022, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended January 31, 2022, the Funds did not incur any interest or penalties.

The Funds may also be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the Funds’ books. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment. Upon the Fund’s receipt of reclaims, the reclaims are recorded as a reduction to foreign taxes withheld.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset- backed securities are recorded as an adjustment to interest income. Litigation income received during the year is recorded as realized gains by the Fund when such information becomes known. Gains of this type are infrequent to the Fund and are not expected to reoccur on a consistent basis.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. For the period ended January 31, 2022, the Funds did not hold any Repurchase agreements.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. The Fund’s investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are

35

paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

For the period ended January 31, 2022, the Funds did not hold any Futures Contracts.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Growth Equity Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. The Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, and Municipal Bond Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Interfund Lending — The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the “Interfund Lending Program”) whereby the Funds may lend money to, and borrow money from, each other for temporary or emergency purposes, subject to certain terms and conditions. Participation in the Interfund Lending Program is voluntary for both borrowing and lending Funds. For the period ended January 31, 2022, the Funds did not participate in the Interfund Lending Program.

Line of Credit — The Funds had entered into an agreement which enabled them to participate in a $50 million unsecured committed revolving line of credit on a first come, first serve basis, with MUFG Union Bank, N.A., the Funds’ former custodian. This line of credit was terminated on November 25, 2020.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also employees of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended January 31, 2022, the Funds were charged as follows for these services: $167,230 in the Growth Equity Fund, $1,125,434 in the Total Return Bond Fund, $65,992 in the Credit Fund, $176,595 in the Low Duration Bond Fund, and $14,988 in the Municipal Bond Fund.

The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class Shares and A Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Investor Class Shares and A Class Shares as compensation for distribution services.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ A Class Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services. For the period ended January 31, 2022, there were no fees charged to the Funds.

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DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.	Investment Advisory Agreement:

The Adviser serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of Cullen/ Frost Bankers, Inc. (“Frost Bank”). For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses for certain Funds to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until June 24, 2023 (the “Contractual Expense Limitation”) for the Growth Equity Fund, Total Return Bond Fund, Credit Fund and Low Duration Bond Fund. The Adviser is entitled to the same fee for its services to each Predecessor Fund as it is for each Predecessor Fund’s corresponding Fund. In addition, the Adviser agreed to the same Contractual Expense Limitation and Voluntary Expense Limitation, as applicable, for each Predecessor Fund as with its corresponding Fund.

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s Contractual Expense Limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Shares Contractual Expense Limitation	Investor Class Shares Contractual Expense Limitation*	A Class Shares Contractual Expense Limitation**
Growth Equity Fund†	0.50%	1.25%	1.50%	N/A

Total Return Bond Fund	0.35%	0.95%	1.20%	1.35%

Credit Fund††	0.50%	1.00%	1.25%	1.40%

Low Duration Bond Fund	0.30%	0.95%	1.20%	N/A

Municipal Bond Fund†††	0.25%	N/A	N/A	N/A

†	Prior to September 1, 2017, the investment advisory fee was 0.65%.
††	Prior to September 1, 2017, the investment advisory fee was 0.60%.
†††	Prior to November 28, 2020, the investment advisory fee was 0.35%.

* The Rate includes the distribution amount of 0.25%.

** The Rate includes the distribution amount of 0.25% and the servicing amount of 0.15%.

Prior to November 28, 2020, the Adviser had contractually agreed to waive the advisory fee for the Municipal Bond Fund (which was 0.35% at the time) by 0.01% (the “contractual fee reduction”) and had voluntarily agreed to reduce the advisory fee by an additional 0.09% (the “voluntary fee reduction”).

In addition, the Adviser has voluntarily agreed to reduce its fees and/or reimburse expenses of the Frost Municipal Bond Fund to the extent necessary to keep total annual Fund operating expenses (not including excluded expenses) for Institutional Class Shares and Investor Class Shares from exceeding 1.05% (the “voluntary expense limitation”). The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time.

If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period up to the expense cap in place at the time the expenses were waived. The Adviser, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the period ended January 31, 2022, the Adviser did not recapture previously waived/reimbursed fees for the Funds.

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6.	Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the period ended January 31, 2022, were as follows:

	U.S. Government	Other	Total
Growth Equity Fund
Purchases	$—	$6,980,363	$6,980,363
Sales	—	50,842,576	50,842,576
Total Return Bond Fund
Purchases	1,176,192,316	258,845,590	1,435,037,906
Sales	890,503,801	511,113,419	1,401,617,220
Credit Fund
Purchases	—	46,312,951	46,312,951
Sales	—	28,755,018	28,755,018
Low Duration Bond Fund
Purchases	14,952,734	89,815,495	104,768,229
Sales	8,113,359	103,719,739	111,833,098
Municipal Bond Fund
Purchases	—	303,735	303,735
Sales	—	4,506,372	4,506,372

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to Rule 17a-7 of the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs (Real Estate Investment Trust), market discount adjustment, amortization adjustment on premium bond sold, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, net operating loss offset to short term, and distribution reclassification. There were no permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of July 31, 2021.

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The tax character of dividends and distributions declared during the years ended July 31, 2021, and July 31, 2020, was as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2021	$–	$380,085	$14,453,738	$–	$14,833,823
2020	–	895,116	33,440,852	–	34,335,968
Total Return Bond Fund
2021	–	105,127,953	–	–	105,127,953
2020	–	144,118,880	–	–	144,118,880
Credit Fund
2021	–	7,256,313	–	–	7,256,313
2020	–	9,171,943	–	–	9,171,943
Low Duration Bond Fund
2021	–	7,412,469	617,161	–	8,029,630
2020	–	7,236,399	–	–	7,236,399
Municipal Bond Fund
2021	1,269,060	442,879	1,574,731	–	3,286,670
2020	2,486,538	221,093	27,847	–	2,735,478

As of July 31, 2021, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax- Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post-October Losses	Late-Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Growth Equity Fund	$5,186,358	$–	$39,647,469	$–	$–	$–	$283,876,194	$6	$328,710,027
Total Return Bond Fund	5,566,301	–	–	(50,159,482)	(51,666,073)	–	26,435,149	8	(69,824,097)
Credit Fund	28,831	–	–	(1,159,602)	–	–	4,380,096	(3)	3,249,322
Low Duration Bond Fund	–	–	2,506,863	–	–	–	6,371,490	7	8,878,360
Municipal Bond Fund	–	8,087	504,314	–	–	–	2,266,414	(2)	2,778,813

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2020, through July 31, 2021, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2021, through July 31, 2021, and specified losses realized on investment transactions from November 1, 2020, through July 31, 2021, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Total Return Bond Fund	$12,000,223	$38,159,259	$50,159,482
Credit Fund	313,144	846,458	1,159,602

During the year ended July 31, 2021, Low Duration Bond Fund and Credit Fund utilized $566,543 and $290,220, respectively, in capital loss carryforwards to offset capital gains.

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The aggregate cost of investments for federal income tax purposes at January 31, 2022, is different from book purposes primarily due to wash sales loss deferrals and the difference due premium amortization on callable securities. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2021, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$162,720,733	$249,650,588	$(6,039,380)	$243,611,208
Total Return Bond Fund	3,076,961,118	86,887,229	(114,984,546)	(28,097,317)
Credit Fund	183,570,063	3,234,092	(3,496,447)	(262,355)
Low Duration Bond Fund	471,634,787	2,657,326	(6,740,932)	(4,083,606)
Municipal Bond Fund	32,539,223	1,010,055	(55,039)	955,016

8.	Risks:

Asset-Backed and Mortgage-Backed Securities Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

In addition, certain asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the under- lying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Collateralized Loan Obligations Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches.

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Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Credit Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency’s own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Equity Risk (Growth Equity Fund): Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of each Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in each Fund.

Foreign Company Risk (Growth Equity Fund, Credit Fund): Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Growth Style Risk (Growth Equity Fund): The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

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High Yield Bond Risk (Municipal Bond Fund, Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Interest Rate Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage- backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

Issuer Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage Risk (Credit Fund): The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

LIBOR Replacement Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

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Liquidity Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Management Risk (Each Fund): The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio manager in connection with managing each Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Market Risk (Each Fund): The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Global health events and pandemics, such as COVID-19, have the ability to affect --quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Municipal Issuers Risk (Low Duration Bond Fund, Municipal Bond Fund, Total Return Bond Fund): There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of each Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Prepayment and Extension Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Repurchase Agreement Risk (Credit Bond Fund, Low Duration Bond Fund, Total Return Bond Fund): Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

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Sector Focus Risk (Growth Equity Fund, Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Small- and Mid-Capitalization Company Risk (Growth Equity Fund): The small- and mid-capitalization companies in which these Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

State-Specific Risk (Municipal Bond Fund): The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

Structured Note Risk (Credit Fund): The Fund may invest in fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Zero Coupon, Deferred Interest and Pay-In-Kind Bond Risk (Credit Fund): These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest- bearing securities having similar maturities and credit quality.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

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9.	Other:

On January 31, 2022, the number of shareholders below held the following percentage of the outstanding shares of the Funds:

	# of Shareholders	% of Outstanding Shares

Growth Equity Fund

Institutional Class Shares	3	73.85%

Investor Class Shares	2	86.21%

Total Return Bond Fund

Institutional Class Shares	3	58.46%

Investor Class Shares	2	23.73%

A Class Shares	2	61.22%

Credit Fund

Institutional Class Shares	3	86.26%

Investor Class Shares	2	59.26%

A Class Shares	2	48.67%

Low Duration Bond Fund

Institutional Class Shares	2	56.38%

Investor Class Shares	2	73.98%

Municipal Bond Fund

Institutional Class Shares	2	61.81%

Investor Class Shares	1	89.24%

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

10.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2022.

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All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a fund’s average net assets; this percentage is known as a fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2021 to January 31, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

46

	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Annualized Expense Ratios	Expenses Paid During Period*
Growth Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$976.50	0.62%	$3.09
Investor Class	$1,000.00	$975.00	0.87%	$4.33
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.08	0.62%	$3.16
Investor Class	$1,000.00	$1,020.82	0.87%	$4.43
Total Return Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$999.80	0.46%	$2.32
Investor Class	$1,000.00	$998.50	0.71%	$3.58
A Class	$1,000.00	$998.60	0.72%	$3.63
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.89	0.46%	$2.35
Investor Class	$1,000.00	$1,021.63	0.71%	$3.67
A Class	$1,000.00	$1,021.58	0.72%	$3.67
Credit Fund
Actual Fund Return
Institutional Class	$1,000.00	$999.40	0.70%	$3.53
Investor Class	$1,000.00	$998.20	0.96%	$4.84
A Class	$1,000.00	$998.10	0.95%	$4.78
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.68	0.70%	$3.57
Investor Class	$1,000.00	$1,020.37	0.96%	$4.89
A Class	$1,000.00	$1,020.42	0.95%	$4.84

	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Annualized Expense Ratios	Expenses Paid During Period*
Low Duration Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$985.10	0.43%	$2.15
Investor Class	$1,000.00	$982.90	0.68%	$3.40
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,023.04	0.43%	$2.19
Investor Class	$1,000.00	$1,021.78	0.68%	$3.47
Municipal Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$987.40	0.62%	$3.11
Investor Class	$1,000.00	$985.20	0.87%	$4.35
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.08	0.62%	$3.16
Investor Class	$1,000.00	$1,020.82	0.87%	$4.43

* Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/365 (to reflect the one-half year period).

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FROST FAMILY OF FUNDS

Investment Adviser

Frost Investment Advisors, LLC

111 West Houston Street

P.O. Box 2509

San Antonio, Texas 78299-2509

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Independent Registered Public Accounting Firm

Ernst & Young LLP

111 West Houston St., Suite 1901

San Antonio, Texas 78205

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

FIA-SA-001-1400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Frost Family of Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: April 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: April 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: April 8, 2022